Registration No. 33-23223
                                                             File No. 811-5582

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                              [   ]

Pre-Effective Amendment No. _____                                        [   ]


Post-Effective Amendment No. 19                                            [X]
                             --


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                              [   ]


Amendment No. 18                                                           [X]
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                            OPPENHEIMER CASH RESERVES
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              (Exact Name of Registrant as Specified in Charter)

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               6803 South Tucson Way, Englewood, Colorado 80112
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             (Address of Principal Executive Offices) (Zip Code)

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                                 (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

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                             Andrew J. Donohue, Esq.
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                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph (b) [X] On November 28, 2000 pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _______________ pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


760_N1a_B(Nov00).doc

Oppenheimer
Cash Reserves

Prospectus dated November 28, 2000

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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.




Oppenheimer Cash Reserves is a money market mutual fund. Its goal is to seek the maximum current income that is consistent with stability of principal. The Fund invests in short-term, high-quality "money market" investments.

      This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.








        (logo) OppenheimerFunds
        The Right Way to Invest

                CONTENTS

                  A  B  O  U T  T H E  F U N D


The Fund's Investment Objective and Strategies

Main Risks of Investing in the Fund

The Fund's Past Performance

Fees and Expenses of the Fund

About the Fund's Investments

How the Fund is Managed


      A B O U T  Y O U R  A C C O U N T


How to Buy Shares Class A Shares Class B Shares Class C Shares Class N Shares

Special Investor Services AccountLink PhoneLink OppenheimerFunds Internet Web Site Retirement Plans

How to Sell Shares By Mail By Telephone By Wire By Checkwriting

How to Exchange Shares

Shareholder Account Rules and Policies

Dividends and Taxes

Financial Highlights

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A B O U T  T H E  F U N D


The Fund's Investment Objective and
Strategies

What are Money Market Instruments? Money market instruments are short-term, U.S dollar-denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities.

WHAT IS THE FUND'S INVESTMENT
OBJECTIVE?  The Fund seeks the maximum
current income that is consistent with
stability of principal.

WHAT DOES THE FUND INVEST IN? The Fund invests in a variety of high-quality money market investments to seek current income. The money market instruments that the Fund invests in include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.


      "High-quality" instruments generally must be rated in one of the two highest credit-quality categories for short-term securities by nationally-recognized rating organizations. If unrated, they must be determined by the Fund's investment Manager, OppenheimerFunds, Inc., to be of comparable quality to rated securities.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors who want to earn income at current money market rates while seeking to preserve the value of their investment. The Fund tries to keep its share price stable at $1.00. Income on money market instruments tends to be lower than income on longer-term debt securities, so the Fund's yield will likely be lower than the yield on longer-term fixed income funds. The Fund also offers easy access to your money through checkwriting and wire redemption privileges. The Fund does not invest to seek capital appreciation and is not a complete investment program.


Main Risks of Investing in the Fund

All investments have risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Fund's investments must meet strict standards set by its Board of Trustees following special rules for money market funds under federal law. Those standards include requirements for maintaining high credit quality in the Fund's portfolio, a short average portfolio maturity to reduce the effects of changes in prevailing interest rates on the value of the Fund's securities and diversifying the Fund's investments among issuers to reduce the effects of a default by any one issuer on the Fund's overall portfolio and the value of the Fund's shares.

      Even so, there are risks that any of the Fund's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Fund's investments (and its share price) to fall. As a result, there is a risk that the Fund's shares could fall below $1.00 per share. If there is a high redemption demand for the Fund's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Fund to underperform other funds that have a similar objective.


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An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
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The Fund's Past Performance

The bar chart and table below show how the Fund's returns may vary over time, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last ten calendar years and its average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund. The Fund's past investment performance does not predict how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each
year)

[See appendix to prospectus for annual total return data for bar chart.]


For the period from 1/1/00 through 9/30/00, the cumulative total return (not annualized) for Class A shares was 4.06%. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.87% (4Q `90) and the lowest return (not annualized) for a calendar quarter was 0.48% (2Q `93).

Average Annual Total Returns
for the periods ended December 31, 1999                  1 Year

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Class A Shares (inception 1/3/89)    4.40%       4.56%           4.43%

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Class   B    Shares    (inception:   3.82%       3.97%           3.63%
8/17/93)

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Class   C    Shares    (inception:   3.82%       3.96%           3.69%
12/1/93)

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The Fund's average annual total returns include the applicable sales charge: for Class B, the contingent deferred sales charges of 5% (1-year) and 2% (5-years) and for Class C, the contingent deferred sales charges of 1% for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. The Fund's returns measure the performance of a hypothetical account and assume that all distributions have been reinvested in additional shares. Class N shares were not publicly offered during the period shown.


The total returns are not the Fund's current yield. The Fund's yield more closely reflects the Fund's current earnings. To obtain the Fund's current 7-day yield information, please call the Transfer Agent toll-free at 1.800.525.7048.



Fees and Expenses of the Fund


The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for investment management, administration and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. The numbers below are based upon the Fund's expenses during its fiscal year ended July 31, 2000. Class N shares were not offered for sale during the Fund's fiscal year ended July 31, 2000. Accordingly, expenses shown for Class N shares are estimates based on amounts that would have been payable in that period assuming the Class N shares were outstanding during such fiscal year.


Shareholder Fees (charges paid directly from your investment):

                          Class A Shares    Class B    Class C    Class N Shares
                                            Shares     Shares
 Maximum Sales Charge on
 purchases (as % of            None          None        None           None
 offering price)
 Maximum Deferred Sales
 Charge (as % of the
 lower of the original        None1           5%2         1%3            1%4
 offering price or
 redemption proceeds)
1. A contingent deferred sales charge may apply if you redeem Class A shares of the Fund that were purchased by exchanging Class A shares of another Oppenheimer fund that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares."
2. Applies to redemptions in the first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.

3. Applies to shares redeemed within 12 months of purchase.
A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase. See "How to Buy Shares" for details.


Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                Class A       Class B        Class C     Class N
                                  Shares        Shares        Shares      Shares
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Management Fees                 0.48%         0.48%          0.48%        0.48%

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Distribution and/or             0.20%         0.75%          0.75%        0.25%
Service (12b-1) Fees

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Other Expenses                  0.38%         0.38%          0.38%        0.38%

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Total Annual Operating          1.06%         1.61%          1.61%        1.11%
Expenses

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Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.
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EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and then reinvest your dividends and distributions

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows:


If shares are redeemed        1 Year      3 Years     5 Years     10 Years1

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Class A Shares                 $108        $337        $585        $1,294

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Class B Shares                 $664        $808       $1,076       $1,630

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Class C Shares                 $264        $508        $876        $1,911

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Class N Shares                 $213        $353        $612        $1,352

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If shares are not redeemed    1 Year      3 Years     5 Years     10 Years1
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Class A Shares                 $108        $337        $585        $1,294

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Class B Shares                 $164        $508        $876        $1,630

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Class C Shares                 $164        $508        $876        $1,911

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Class N Shares                 $113        $353        $612        $1,352

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In the first example, expenses include the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Fund invests in short-term money market instruments that must meet quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act. The Fund's Manager tries to reduce risks by diversifying investments and by carefully researching investments before the Fund buys them. The rate of the Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Fund will achieve its investment objective.

What Does the Fund Invest In? The Fund invests in a variety of money market instruments. They may have fixed, variable or floating interest rates. Below is a brief description of the types of money market instruments the Fund invests in.

   o U.S. Government Securities. These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury and are supported by the full faith and credit of the United States. Other U.S. government securities issued by some agencies and instrumentalities of the government are also supported by the full faith and credit of the U.S. government. Some U.S. government securities issued by agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury. Others may be supported only by the credit of the instrumentality.

   o Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers' acceptances. These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

   o Commercial Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm. The Fund may buy commercial paper only if it matures in nine months or less from the date of purchase.


   o Corporate Debt Obligations. The Fund can invest in other short-term corporate debt obligations, besides commercial paper, including debt obligations that either mature within one year of the date of purchase or that are subject to a repurchase agreement that calls for delivery in one year or less.


   o Other Money Market Instruments. The Fund may invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a domestic bank or a corporation whose commercial paper may be purchased by the Fund. A bank whose money market instruments the Fund buys must meet credit criteria set by the Fund's Board of Trustees.

      Additionally, the Fund may buy other money market instruments that its Board of Trustees approves from time to time. They must be U.S. dollar-denominated short-term investments that are determined to have minimal credit risks.

      The Board has approved the Fund's purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in London, England, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements. Their purchase may be subject to restrictions adopted by the Board from time to time.

What Credit Quality and Maturity Standards Apply to the Fund's Investments? The Fund may buy only those investments that meet standards set by the Board of Trustees and standards prescribed by the Investment Company Act for money market funds. The Fund's Board has adopted evaluation procedures for the Fund's portfolio investments, and the Manager has the responsibility to implement those procedures when selecting investments for the Fund.

      In general,  the Fund buys only high-quality  investments that the Manager
      believes   present   minimal   credit  risk  at  the  time  of   purchase.
      "High-quality" investments are:

   o rated in one of the two highest short-term rating categories by two nationally-recognized rating organization, or

   o rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or

   o unrated investments that the Manager determines are comparable in quality to instruments rated in the two highest rating categories.

      The procedures also limit the amount of the Fund's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Fund's investment risks. Some of the Fund's investment restrictions are more restrictive than the standards that apply to all money market funds. For example, as a fundamental policy, the Fund may not invest in any debt instrument having a maturity in excess of one year from the date of the investment unless it is subject to a demand feature not exceeding one year that requires payment on not more than 30 days notice.* In addition, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks

* The Fund's shareholders have been asked to approve replacement of this policy by a policy permitting the Fund, in accordance with the Investment Company Act, to invest in debt instruments having a remaining maturity of 397 days or less. If the Fund's shareholders approve this proposed policy change, the prospectus will be supplemented to reflect the new policy.



Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Some investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques involve risks. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.
Floating Rate/Variable Rate Notes. The Fund can purchase notes with floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market rate or benchmark, such as the prime rate of a bank.


Obligations of Foreign Banks and Foreign Branches of U.S. Banks. The Fund can invest in U.S. dollar-denominated money market instruments of foreign banks that are payable in the U.S. or in London, England. It can also buy dollar-denominated securities of foreign branches of U.S. banks. These instruments have investment risks different from obligations of domestic branches of U.S. banks. Some of the risks that may affect a foreign bank's ability to pay its debt include:

   o political and economic developments in the country in which the bank or branch is located,
   o imposition of withholding taxes on interest income payable on the securities,
   o  seizure or  nationalization  of foreign  deposits,
   o  the establishment of exchange control regulations and
   o the adoption of other governmental restrictions that might affect the payment of principal and interest on those securities.

      Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.

Bank Loan Participation Agreements. The Fund can invest in bank loan participation agreements. They provide the Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.

Asset-Backed Securities. The Fund can invest in asset-backed money market instruments. These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to investors, such as the Fund.

      These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the credit enhancement typically applies only to a fraction of the security's value. If the issuer of the security has no security interest in the related collateral, there is the risk that the Fund could lose money if the issuer defaults.

Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than 7 days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less.


Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. That limit generally does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Fund or additional costs.



How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


      The Manager has been an investment advisor since January 1960. The Manager (including subsidiaries) managed more than $125 billion in assets as of October 31, 2000 including other Oppenheimer funds, with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.


Portfolio Manager. The portfolio manager of the Fund is Carol E. Wolf. She is the person principally responsible for the day-to-day management of the Fund's portfolio. Ms. Wolf was co-portfolio manager of the Fund from June 15, 1998 until April 1, 2000, when she became the sole portfolio manager. She is a Senior Vice President of the Manager and a Vice President of the Fund. Ms. Wolf is an officer and portfolio manager of other Oppenheimer funds.


Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.500% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of net assets of the next $250 million, and 0.400% of net assets in excess of $1 billion. The Fund's management fee for the fiscal year ended July 31, 2000 was 0.48% of the Fund's average annual net assets for each class of shares.







A B O U T  Y O U R  A C C O U N T

How to Buy Shares

HOW DO you buy SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

BuyingShares Through Your Dealer. You can buy shares through any dealer, broker, or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.

o Guaranteed Payment Procedures. Some broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for shares on a regular business day with a guarantee that the Fund's custodian bank will receive Federal Funds to pay for the shares by 2:00 P.M. on the next regular business day. The shares will start to accrue dividends starting on the day the Federal Funds are received by 2:00 P.M.

Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. Your check must be in U.S. dollars and drawn on a U.S. bank. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
   o Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
      1.800.525.7048 to notify the Distributor of the wire and to receive further instructions.
   o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details. Dividends begin to accrue on shares purchased this way on the business day after the Fund receives the ACH payment from your bank.
   o Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

How Much Must You Invest? You can buy Fund shares with a minimum initial investment of $1,000. You can make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.
   o With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 through AccountLink.
   o Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies. Additional purchases may be for as little as $25.
   o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share without any initial sales charge. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that the Fund will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. Under a policy adopted by the Fund's Board of Trustees, the Fund uses the amortized cost method to value its securities to determine net asset value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

BuyingThrough a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

Class A Shares. If you buy Class A shares there is no initial sales charge on your purchase.

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class C Shares?" below.


Class N Shares. Class N shares are offered only through retirement plans that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or that have assets of $500,000 or more or 100 or more eligible plan participants. Non-retirement plan investors cannot buy Class N shares directly.



WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C or Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C or Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B, Class C or Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B, Class C and Class N shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to My Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge.

Will You Pay a Sales Charge When You Sell Class A Shares? The Fund does not charge a fee when you redeem Class A shares of this Fund that you bought either directly or by reinvesting dividends or distributions from another Oppenheimer fund. Generally, you will not pay a fee when you redeem Class A shares of this Fund you bought by exchange of Class
      A shares of another Oppenheimer fund.  However,
   o if you bought shares of this Fund by exchanging Class A shares of another Oppenheimer fund that were subject to the Class A contingent deferred sales charge of that fund, and
   o if those shares remain subject to that Class A contingent deferred sales charge when you exchange them into this Fund,
   o then, you will pay the contingent deferred sales charge if you redeem those shares from this Fund within 18 months of the purchase date of the shares of the fund you exchanged.


HOW CAN YOU BUY CLASS B SHARES? You can acquire Class B shares by exchanging Class B shares of other Oppenheimer funds. Direct purchases are permitted only in certain cases:

   o by plan administrators or plan sponsors on behalf of plan participants in qualified retirement plans.
   o by investors who establish an Asset Builder Plan. Purchases of Class B shares through an Asset Builder Plan are subject to certain requirements and conditions which are described in the Statement of Additional Information. You may open a Class B Asset Builder Plan account with minimum initial investment of $5,000.


      Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.


      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which                                   Redemptions in That Year
Purchase Order was Accepted             (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
6 and following                         None
----------------------------------------

In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically  convert to
      Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares may be acquired at net asset value per share only by exchange of Class C shares of other Oppenheimer funds, except that direct purchases are permitted by plan administrators or plan sponsors on behalf of participants in qualified retirement plans. If Class C shares are redeemed within a holding period of 12 months from the end of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.


WHO CAN BUY CLASS N SHARES? Class N shares are offered only through retirement plans that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or that have assets of $500,000 or more or 100 or more eligible plan participants. Individual investors cannot buy Class N shares directly. A contingent deferred sales charge of 1.00% will be imposed if:
o the retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or,
o with respect to an individual retirement plan, if you redeem your shares within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares. Instructions for purchasing, redeeming, exchanging or transferring Class N shares must be submitted by the plan, not by plan participants for whose benefit the shares are held.


Distribution and Service (12b-1) Plans

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.


Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares, and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees at this time.

      The asset-based sales charge increases Class B and Class C expenses by 0.75% and increases Class N expenses by 0.25% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. If the service fees were paid, the Distributor would use them to pay dealers for providing personal services for accounts that hold Class B, Class C or Class N shares.


      The Distributor currently pays a sales concession of 4.00% of the purchase price of Class B shares to dealers from its own resources at the time of sale. The Distributor retains the Class B asset-based sales charge.

      The Distributor currently pays a sales concession of 1.00% of the purchase price of Class C shares to dealers from its own resources at the time of sale. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.

      The Distributor currently pays a sales concession of 1.00% of the purchase price of Class N shares to dealers from its own resources at the time of sale. The Distributor retains the asset-based sales charge on Class N shares.


Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1.800.533.3310. Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1.800.533.3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048. At times, the web site may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund that were purchased by reinvesting dividends or distributions from another Oppenheimer fund or by exchanging shares from another Oppenheimer fund on which you paid a sales charge, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of other Oppenheimer funds without paying a sales charge. This privilege does not apply to Class C or Class N shares. You must be sure to ask the Distributor for this privilege when you send your payment. RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement  Accounts  (IRAs).  These include regular IRAs, Roth IRAs,
      SIMPLE IRAs, rollover IRAs and Education IRAs.
SEP-IRAs. These are  Simplified  Employee  Pension Plan IRAs for small  business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

      Please  call  the   Distributor  for   OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares


You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.7048, for assistance.


Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o You wish to redeem more than $100,000 and receive a check
   o The redemption check is not payable to all shareholders listed on the account statement
   o The redemption check is not sent to the address of record on your account statement
   o Shares are being transferred to a Fund account with a different owner or name
   o Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o a U.S. national securities exchange, a registered securities association or a clearing agency.

If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan  Accounts.  There are  special  procedures  to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.


Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of Class A, Class B or Class C shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.


HOW DO you SELL SHARES BY MAIL?  Write a letter of instruction  that includes:
     o Your name
     o The Fund's name
     o Your Fund account number (from your account statement)
     o The  dollar  amount or number  of shares to be  redeemed
     o Any special payment instructions o Any share certificates for the shares you are selling
     o The signatures of all registered owners exactly as the account is registered, and
     o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
Requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver Colorado 80217                    Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o To redeem shares through a service representative, call 1.800.852.8457
   o To redeem shares automatically on PhoneLink, call 1.800.533.3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.525.7048 to request checkwriting for an account in this Fund with the same registration as the other account.
o Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $100.
o Checks cannot be paid if they are written for more than your account value.
o You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o Don't use your checks if you changed your Fund account number, until you receive new checks.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

how contingent deferred sales charges affect redemptions. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds, unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.


      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
   o the amount of your account value represented by an increase in net asset value over the initial purchase price,
   o shares purchased by the reinvestment of dividends or capital gains distributions, or
   o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.


      If a retirement plan that owns Class N shares terminates or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, a 1% contingent deferred sales charge will be imposed.



How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds. To exchange shares, you must meet several conditions:
   o Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The  prospectuses  of both funds must offer the exchange  privilege.
   o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
   o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o Before exchanging into a fund, you must obtain and read its prospectus. Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.

      You may pay a sales charge when you exchange Class A shares of this Fund. Because Class A shares of this Fund are sold without sales charge, in some cases you may pay a sales charge when you exchange Class A shares of this Fund for shares of other Oppenheimer funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of this Fund purchased by reinvesting dividends or distributions from other Oppenheimer funds, or shares of this Fund purchased by exchange of shares on which you paid a sales charge.

      For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Since shares of this Fund normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.


HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
   o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time or price.
   o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
   o The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information. The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases,  redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests  will not be honored  until the Transfer  Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account  transactions for their clients by participating in
      NETWORKING  through  the  National  Securities  Clearing  Corporation  are
      responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay forwarding a check or processing a payment via AccountLink or Federal Funds wire for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary Redemptions of Small Accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Sharesmay be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.7048. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you within 30 days after the Transfer Agent receives your request to stop householding.

Dividends and Taxes

DIVIDENDS. The Fund intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains.

      The Fund intends to be as fully invested as possible to maximize its yield. Therefore, newly-purchased shares normally will begin to accrue dividends after the Distributor accepts your purchase order, starting on the business day after the Fund receives Federal Funds from your purchase payment.

CAPITAL GAINS. The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Fund does not seek capital gains, it could realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest  Dividends  or  Capital   Gains.   You  can  elect  to  reinvest   some
      distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders, and may be taxable at different rates depending on how long the Fund holds the asset. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. Any long-term capital gains distributions will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation. Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 6 fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request. Class N shares were not publicly offered during any of the periods shown. Therefore, information on Class N shares is not included in the following tables or in the Fund's other financial statements.

FINANCIAL HIGHLIGHTS


Year         Year

Ended        Ended

July 31,     Dec. 31,
 Class A                                         2000       1999
1998          1997      1996(1)         1995
===================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period           $1.00      $1.00
$1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain          .05        .04
 .04           .04          .03          .05
 Dividends and/or distributions
 to shareholders                                 (.05)      (.04)
(.04)         (.04)        (.03)        (.05)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00      $1.00
$1.00         $1.00        $1.00        $1.00

======================================================================

===================================================================================================================
 Total Return(2)                                 5.10%      4.30%
4.61%         4.41%        2.68%        4.84%

===================================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)    $317,198   $264,632
$210,477      $172,970     $170,031     $148,529
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $312,440   $245,622
$186,795      $179,948     $149,889     $105,349
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           5.00%      4.22%
4.48%         4.33%        4.47%        4.71%
 Expenses                                        1.06%      1.10%
1.28%(4)      1.29%(4)     1.06%(4)     1.36%(4)



1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. 3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued



Year         Year

Ended        Ended

July 31,     Dec. 31,
 Class B                                         2000       1999
1998          1997      1996(1)         1995
===================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period           $1.00      $1.00
$1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain          .04        .04
 .04           .04          .02          .04
 Dividends and/or distributions
 to shareholders                                 (.04)      (.04)
(.04)         (.04)        (.02)        (.04)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00      $1.00
$1.00         $1.00        $1.00        $1.00

======================================================================

===================================================================================================================
 Total Return(2)                                 4.52%      3.72%
3.98%         3.82%        2.35%        4.26%

===================================================================================================================

 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $172,345   $204,081
$80,005       $54,009      $85,573      $37,378
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $225,824   $170,068
$73,003       $67,333      $49,226      $35,360
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           4.40%      3.67%
3.93%         3.78%        3.91%        4.15%
 Expenses                                        1.61%      1.65%
1.83%(4)      1.84%(4)     1.61%(4)     1.92%(4)


1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. 3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

| OPPENHEIMER CASH RESERVES


Year         Year

Ended        Ended

July 31,     Dec. 31,
 Class C                                         2000       1999
1998          1997      1996(1)         1995
===================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period           $1.00      $1.00
$1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain          .04        .04
 .04           .04          .02          .04


 Dividends and/or distributions
 to shareholders                                 (.04)      (.04)
(.04)         (.04)        (.02)        (.04)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00      $1.00
$1.00         $1.00        $1.00        $1.00

======================================================================

===================================================================================================================
Total Return(2)                                  4.52%      3.73%
3.99%         3.84%        2.35%        4.21%

===================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)     $49,382    $49,607
$18,101       $ 9,125      $11,717       $5,024
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $59,556    $37,244
$15,297       $10,930      $ 6,333       $6,040
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           4.44%      3.67%
3.94%         3.78%        3.91%        4.12%
 Expenses                                        1.61%      1.65%
1.83%(4)      1.85%(4)     1.61%(4)     1.97%(4)



1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. 3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 | OPPENHEIMER CASH RESERVES

INFORMATION AND SERVICES

For More Information on Oppenheimer Cash Reserves

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL   REPORTS  Additional   information  about  the  Fund's
investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

----------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                                 1.800.525.7048
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By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
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On the Internet:              You can send us a request by e-mail or
                              read or down-load documents on the
                              OppenheimerFunds website:
                              http://www.oppenheimerfunds.com
----------------------------------------------------------------------------


You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1. 202.942.8090) or the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.



No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:     [logo] OppenheimerFunds
Distributor, Inc.
SEC File No. 811-5582
PR0760.001.1100 Printed on recycled paper.

APPENDIX TO THE PROSPECTUS OF OPPENHEIMER CASH RESERVES

      Graphic material included in Prospectus of Oppenheimer Cash Reserves (the "Fund") under the heading: "Annual Total Returns (as of 12/31 each year)."


      Bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.


--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
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12/31/90                         7.60%

--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/91                         5.67%
--------------------------------------------------------------------
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12/31/92                         3.07%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/93                         2.05%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                         3.22%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                         4.84%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                         4.51%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                         4.48%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         4.57%
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/99                         4.40%

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Oppenheimer Cash Reserves
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6803 South Tucson Way, Englewood, Colorado 80112

1.800.525.7048


Statement of Additional Information dated November 28, 2000

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 28, 2000. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund

Additional Information about the Fund's Investment Policies and Risks........2
     The Fund's Investment Policies..........................................2
     Other Investment Strategies.............................................6
     Investment Restrictions.................................................8
How the Fund is Managed.....................................................10
     Organization and History...............................................10
     Trustees and Officers of the Fund......................................11
     The Manager............................................................16
Distribution and Service Plans..............................................18
Performance of the Fund.....................................................21


About Your Account

How To Buy Shares...........................................................24
How To Sell Shares..........................................................27
How To Exchange Shares......................................................32
Dividends and Taxes.........................................................35
Additional Information About the Fund.......................................36


Financial Information About the Fund

Independent Auditors' Report................................................37
Financial Statements........................................................38


Appendix A: Securities Ratings.............................................A-1
Appendix B: Industry Classifications.......................................B-1
Appendix C: Special Sales Charge Arrangements and Waivers..................C-1
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A B O U T  T H E  F U N D
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Additional Information About the Fund's Investment Policies and Risks

The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc. will select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The Fund's objective is to seek the maximum current income that is consistent with stability of principal. The Fund will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Fund may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Fund may also do so to generate cash to satisfy redemptions of Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.

      o Ratings of Securities -- Portfolio Quality, Maturity and Diversification. Under Rule 2a-7 of the Investment Company Act, the Fund uses the amortized cost method to value its portfolio securities to determine the Fund's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under that Rule, the Fund may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible Securities." The rating restrictions described in the Prospectus and this Statement of Additional Information do not apply to banks in which the Fund's cash is kept.

      An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in this Statement of Additional Information. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an "Eligible Security."

      Rule 2a-7 permits the Fund to purchase any number of "First Tier Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two Rating Organizations. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that Rating Organization. Comparable unrated securities may also be First Tier Securities.

      Under Rule 2a-7, the Fund may invest only up to 5% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not "First Tier Securities." In addition, the Fund may not invest more than:
o 5% of its total assets in the securities of any one issuer (other than the U.S. government, its agencies or instrumentalities) or
o 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer.


      Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. As a fundamental policy, the Fund will not invest in debt securities having a maturity in excess of one year from the date of purchase, unless subject to a demand feature not exceeding one year that requires payment on not more than 30 day's notice. The Board regularly reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.


      If a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Fund's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it. If the Fund disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in the best interests of the Fund to dispose of the security.

      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the Securities and Exchange Commission are Standard & Poor's Ratings Services, Moody's Investors Service, Inc., Fitch, Inc., and Thomson BankWatch, Inc. Appendix A to this Statement of Additional Information contains descriptions of the rating categories of those Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.

      o U.S. Government Securities. U.S. government securities are obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board.

      Securities   issued  or  guaranteed  by  U.S.   government   agencies  and
instrumentalities are not always backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

      Among the U.S. government securities that may be purchased by the Fund are "mortgage-backed securities" of Fannie Mae, Government National Mortgage Association ("Ginnie Mae") and Freddie Mac. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. These mortgage-backed securities include "pass-through" securities and "participation certificates." Both types of securities are similar, in that they represent pools of mortgages that are assembled by a vendor who sells interests in the pool. Payments of principal and interest by individual mortgagors are passed through to the holders of the interests in the pool. Another type of mortgage-backed security is the "collateralized mortgage obligation." It is similar to a conventional bond and is secured by groups of individual mortgages.

      o Time Deposits and Other Bank Obligations. The types of "banks" whose securities the Fund may buy include commercial banks, savings banks, and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation. The Fund may also buy securities of "foreign banks" that are:
o foreign branches of U.S. banks ( which may be issuers of "Eurodollar" money market instruments),
o U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or
o     foreign branches of foreign banks.

      The Fund may invest in fixed time deposits. These are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to withdrawal penalties. However, the Fund's investments in time deposits that are subject to penalties (other than time deposits maturing in less than 7 days) are subject to the 10% investment limitation for investing in illiquid securities, set forth in "Illiquid and Restricted Securities" in the Prospectus. The Fund will buy bank obligations only from a domestic bank with total assets of at least $2.0 billion or from a foreign bank with total assets of at least $30.0 billion. Those asset requirements apply only at the time the obligations are acquired.

      o Insured Bank Obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of banks and savings and loan associations up to $100,000 per investor. Within the limits set forth in the Prospectus, the Fund may purchase bank obligations that are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank. If the principal amount and accrued interest together exceed $100,000, then the accrued interest in excess of that $100,000 will not be insured.

      o Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities. Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan. Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank. Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

      o Asset-Backed Securities. These securities, issued by trusts and special purpose corporations, are backed by pools of assets, primarily automobile and credit-card receivables and home equity loans. They pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

      The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

      o Repurchase Agreements. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. An approved vendor may be a U.S. commercial bank, the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities. These entities must meet the credit requirements set forth by the Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

      Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.


Other Investment Strategies

      o Floating Rate/Variable Rate Obligations. The Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard. The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year. Some variable rate or floating rate obligations in which the Fund may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days' notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Fund may invest in obligations that are not rated only if the Manager determines at the time of investment that the obligations are of comparable quality to the other obligations in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio on an ongoing basis.

      o Loans of Portfolio Securities. To attempt to increase its income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are limited to not more than 25% of the value of the Fund's total assets and are subject to other conditions described below. There are some risks in lending securities. The Fund could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities. The Fund presently does not intend to lend its securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Fund's total assets.

      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities. The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund.

      When it lends securities, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan. It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian bank, administrative or other fees the Fund pays in connection with the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees.

      The Fund will not lend its portfolio securities to any officer, Trustee, employee or affiliate of the Fund or its Manager. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days notice or in time to vote on any important matter.

      o Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

      Illiquid securities the Fund can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Fund at a time when such sale would be desirable. Illiquid securities include repurchase agreements maturing in more than 7 days, or certain participation interests other than those with puts exercisable within 7 days.

      There are restricted securities that are not illiquid that the Fund can buy. They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are not related to current transactions of the issuer and therefore are not exempt from registration as commercial paper.
Investment Restrictions

         o What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
  o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
  o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      o Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:


o The Fund cannot invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;


o The Fund cannot invest in real estate; however, the Fund may purchase debt securities issued by companies which invest in real estate or interests therein;


o The Fund cannot purchase securities on margin or make short sales of securities;

o The Fund cannot invest in or hold securities of any issuer if those officers and trustees or directors of the Fund or its Manager who beneficially own individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;


o The Fund cannot underwrite securities of other companies except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in connection with the disposition of portfolio securities;


o The Fund cannot invest more than 5% of its total assets in securities of companies that have operated less than three years, including the operations of predecessors;

o The Fund cannot purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;


o The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations;


o The Fund cannot invest in any debt instrument having a maturity in excess of one year from the date of purchase, unless purchased subject to a demand feature which may not exceed one year and requires payment on not more than 30 days' notice;

o The Fund cannot enter into a repurchase agreement or purchase a security subject to a call for redemption if the scheduled repurchase or redemption date is greater than one year,

o With respect to 75% of its assets, the Fund cannot purchase securities issued or guaranteed by any one issuer (except the U.S. Government or its agencies or instrumentalities), if more than 5% of the Fund's total assets would be invested in securities of that issuer or Fund would then own more than 10% of that issuer's voting securities;

o The Fund cannot concentrate investments to the extent of 25% of its assets in any industry; except for obligations of foreign banks or foreign branches of domestic banks, time deposits, other bank obligations and U.S. government securities as described in the Prospectus and Statement of Additional Information;

o The Fund cannot make loans, except that the Fund may purchase debt instruments and repurchase agreements as described in the Prospectus and Statement of Additional Information, and the Fund may lend its portfolio securities as described under "Loans of Portfolio Securities" in the Statement of Additional Information; or

o The Fund cannot borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Fund may be pledged, mortgaged or assigned to secure a debt.


      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments in securities of issuers, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.


      The Board of Trustees has proposed that shareholders approve a number of changes to the fundamental policies listed above. Specifically, that proposal would eliminate the third, fourth, sixth, seventh, ninth and tenth policies listed above. The proposal would also amend the first policy to eliminate only the restriction of investing in oil, gas or mineral-related programs and leases. The Trustees have also proposed amendments to the fundamental policies of the Fund with respect to lending and borrowing. There can be no assurance that the proposals submitted to shareholders will be approved. If adopted, these proposed changes are not expected to change the operation of the Fund in any material manner. Nonetheless, the Statement of Additional Information may be supplemented to reflect these changes if and when they are approved and implemented.



How the Fund Is Managed

Organization and History. The Fund is an open-end diversified management company organized as a Massachusetts business trust in 1988, with an unlimited number of authorized shares of beneficial interest.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      o Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares: Class A, Class B, Class C and Class N shares. All classes invest in the same investment portfolio. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares of each class are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders. There are no preemptive or conversion rights and shares participate equally in the assets of the Fund upon liquidation.

      The Trustees are authorized to create new series and classes of shares. The Trustees may reclassify unissued shares of the Fund's series or classes into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      |X| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less, The Trustees may take such other action as is permitted under the Investment Company Act.

      o Shareholder and Trustee Liability. The Trust's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's or the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund's parent Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under the Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are trustees or directors of the following Denver-based Oppenheimer funds1:.
1 Ms. Macaskill and Mr. Bowen are not Trustees or Directors of Oppenheimer Integrity Funds, Panorama Series Fund, Inc. or Oppenheimer Strategic Income Fund. Messrs. Fossel and Bowen are not Trustees of Centennial New York Tax Exempt Trust or Managing General Partners of Centennial America Fund, L.P. Messrs. Armstrong, Cameron, and Marshall are not Trustees or Directors of any of the Centennial Trusts, Oppenheimer Main Street Funds, Inc. or Oppenheimer Cash Reserves or Managing General Partners of Centennial America Fund, L.P. Messrs. Cameron and Marshall are not Trustees or Directors of Oppenheimer Integrity Funds, Oppenheimer Limited-Term Government Fund, Oppenheimer Municipal Fund, Panorama Series Fund, Inc., or Oppenheimer Strategic Income Fund. Additionally, Mr. Marshall is not a Trustee or Director of Oppenheimer Senior Floating Rate Fund or Oppenheimer Total Return Fund, Inc.


Oppenheimer Cash Reserves             Oppenheimer Senior Floating Rate Fund
Oppenheimer Champion Income Fund      Oppenheimer Strategic Income Fund
Oppenheimer Capital Income Fund       Oppenheimer Total Return Fund, Inc.
Oppenheimer High Yield Fund           Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund   Panorama Series Fund, Inc.
Oppenheimer Integrity Funds           Centennial America Fund, L. P.
Oppenheimer Limited-Term Government
Fund                                  Centennial California Tax Exempt Trust
Oppenheimer Main Street Funds, Inc.   Centennial Government Trust
Oppenheimer Main Street Opportunity
Fund                                  Centennial Money Market Trust
Oppenheimer Main Street Small Cap
Fund                                  Centennial New York Tax Exempt Trust
Oppenheimer Municipal Fund            Centennial Tax Exempt Trust
Oppenheimer Real Asset Fund


      Ms. Macaskill and Messrs. Bishop, Donohue, Farrar, Wixted and Zack, who are officers of the Fund, respectively hold the same offices with the other Denver-based Oppenheimer funds as with the Fund. As of November 1, 2000, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed below. Ms. Macaskill and Mr. Donohue, are trustees of that plan.

James C. Swain*,  Chairman,  Chief Executive Officer and Trustee,  Age: 67.
6803 South Tucson Way, Englewood,  Colorado 80112
Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager and Chairman of the Board of Shareholder Services, Inc.

Bridget A. Macaskill*, President and Trustee, Age: 52.
Two World Trade Center, New York, New York 10048-0203

Chairman (since August 2000), Chief Executive Officer (since September 1995) and a director (since December 1994).of the Manager; President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments, Inc., an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; a director of HarbourView Asset Management Corporation
(since July 1991) and of Oppenheimer  Real Asset  Management,  Inc.  (since July
1996),  investment adviser  subsidiaries of the Manager; a director (since April
2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of Prudential Corporation plc (a U.K. financial service company); President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).


Robert G. Avis*, Trustee, Age: 69.
One North Jefferson Ave., St. Louis, Missouri 63103
Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity funds), formerly, until March 2000, Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly, until March 1999, Vice Chairman and Director of A.G. Edwards and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary); until March 1999, Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor); until March 2000, a Director of A.G. Edwards & Sons and A.G. Edwards Trust Company.

George C. Bowen, Trustee, Age: 64.
9224 Bauer Ct., Lone Tree, Colorado 80124
Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corporation; Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August
1978) and Secretary (since April 1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997).

Jon S. Fossel, Trustee, Age: 58.
P.O. Box 44, Mead Street, Waccabuc, New York 10597

Formerly (until October 1990) Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp., the Manager's parent holding company, and Shareholder Services, Inc. and Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager.

Sam Freedman, Trustee, Age: 60.
4975 Lakeshore Drive, Littleton, Colorado 80123

Formerly (until October 1994) Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc., Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc., Vice President and director of Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Trustee, Age: 71.
44 Portland Drive, St. Louis, Missouri 63131
Formerly a director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).

C. Howard Kast, Trustee, Age: 78.
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee, Age: 79.
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).


Carol E. Wolf,  Vice  President and Portfolio  Manager,  Age: 48
Two World Trade Center,  New York, New York 10048-0203
Senior Vice President of the Manager (since June 2000) and Vice President of Centennial Asset Management Corporation (since June 1990); formerly Vice
President of the Manager (June 1990 - June 2000); an officer of other Oppenheimer funds.


Andrew J. Donohue, Vice President and Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a director (since September 1995) of the Manager; Executive Vice President (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director (since September 1995) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000), and of PIMCO Trust Company (since May 2000); President and a director of Centennial Asset Management Corporation (since September 1995) and of Oppenheimer Real Asset Management, Inc. (since July 1996); Vice President and a director (since September 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc; a director (since April 2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer, Principal Financial and Accounting Officer, Age:41. 6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of PIMCO Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of Centennial Asset Management Corporation; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991
- March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.


      o Remuneration of Trustees. The officers of the Fund and two of the Trustees of the Fund (Ms. Macaskill and Mr. Swain) are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended July 31, 2000. The compensation from all of the Denver-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee or member of a committee of the Board during the calendar year 1999.


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                                                       Total Compensation
                             Aggregate Compensation  from all Denver-Based
                             ----------------------    Oppenheimer Funds
Trustee's Name and Position        from Fund              (38 Funds)1

-----------------------------------------------------------------------------
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Robert G. Avis                        $168                  $67,998

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George Bowen                          $100                  $23,879

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Jon. S. Fossel

----------------------------

  Review Committee Member             $174                  $66,586

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Sam Freedman
  Chairman, Review
  Committee                           $187                  $73,998

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Raymond J. Kalinowski                 $173                  $73,248

----------------------------

  Former Audit Committee
  Member

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C. Howard Kast                        $202                  $78,873
  Chairman, Audit Committee
  and Review Committee
  Member and

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Robert M. Kirchner                    $178                  $69,248
  Audit Committee Member

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  * Effective July 1, 2000 William A. Baker and Ned M. Steel resigned as Trustees of the Fund and subsequently became Trustees Emeritus of the Fund. For the fiscal year ended July 31, 2000 Messrs. Baker and Steele each received $147 aggregate compensation from the Fund and for the calendar year ended December 31, 1999, they each received $67,998 total compensation from all Denver-based Oppenheimer funds.

1.    For the 1999 calendar year.


      o Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under this plan will not materially affect the Fund's assets, liabilities or net income per share. This plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

      o Major Shareholders. As of November 1, 2000 no person owned of record or was known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The portfolio manager of the Fund is principally responsible for the day-to-day management of the Fund's investment portfolio. Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities. They provide the Fund's portfolio manager with research and support in managing the Fund's investments.

      o The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus.

  -----------------------------------------------------------------------------
   Fiscal Year ended 7/31     Management Fee Paid to OppenheimerFunds, Inc.
  -----------------------------------------------------------------------------
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            1998                                $1,368,194
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            1999                                $2,211,132
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            2000                                $2,880,791

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      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees. Most purchases made by the Fund are principal transactions at net prices, so the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Fund seeks to obtain prompt execution of orders at the most favorable net price. If dealers are used for portfolio transactions, transactions may be directed to dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Fund and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Fund's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Fund's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Distribution and Service Plans


The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor, except those paid by the Fund under its Distribution and Service Plans described below.

    The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below. Class N shares were not publicly offered during the Fund's fiscal years depicted and therefore are not included in any of the charts located in this section of the Statement of Additional Information.

-----------------------------------------------------------

Fiscal     Concessions on Class B    Concessions on Class
Year
Ended      Shares Advanced by        C Shares Advanced by
7/31:      Distributor1              Distributor1

-----------------------------------------------------------
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   1998            $457,869                 $9,700
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   1999            $808,752                 $35,422
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   2000           $1,182,200                $64,478

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1. The Distributor advances concession payments to dealers for sales of Class B and Class C shares from its own resources at the time of sale.


----------------------------------------------------------------
Fiscal     Class A          Class B            Class C
           Contingent                          Contingent
           Deferred Sales   Contingent         Deferred Sales
           Charges          Deferred Sales     Charges
Year       Retained by      Charges Retained   Retained by
Ended 7/31 Distributor      by Distributor     Distributor
----------------------------------------------------------------
----------------------------------------------------------------

   2000        $217,971          $730,451          $21,157

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Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class

      Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.
2 In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund (or its parent corporation) and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      o Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of Class A shares. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.


      For the fiscal year ended July 31, 2000 payments under the Class A Plan totaled $612,817, all of which was paid by the Distributor to recipients. That included $109,502 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      o Class B, Class C and Class N Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. Currently, the Board of Trustees has not authorized the payment of the service fee.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. The Distributor retains the asset based sales charge on Class N shares. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.


The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o pays a sales concession to authorized brokers and dealers at the time of sale and pays service fees as described above,
o may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,

o employs personnel to support distribution of Class B, Class C and Class N shares, and
o bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

      The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

-------------------------------------------------------------------------------
Distribution Fees Paid to the Distributor for the Year Ended 7/31/00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                    Unreimbursed
                                               Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan    $1,696,419     $1,696,467           $0                NONE

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan     $447,175       $447,261            $0                NONE

-------------------------------------------------------------------------------


      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.



Performance of the Fund


Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.525.7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. If the fund shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparisons with other investments:
o Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o An investment in the Fund is not insured by the FDIC or any other government agency.
o     The Fund's yield is not fixed or guaranteed and will fluctuate.
o Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      o Yields. The Fund's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
          (1) adding 1 to the base period return (obtained as described above),
          (2) raising the sum to a power equal to 365 divided by 7, and
          (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      o Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.


      In calculating total returns for Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. . For Class N on shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year and life-of-class periods, as applicable.


------------------------------------------------------------------------------
o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:
------------------------------------------------------------------------------


                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )


o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:


            ERV - P
            ------- = Total Return
               P

-------------------------------------------------------------------------------

----------------    Yield       Compounded     Average Annual Total Returns (at

----------------   (7 days    Effective Yield
                    ended      (7 days ended
Class of Shares    7/31/00)      7/31/00)                 7/31/00)*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                               1-Year    5 Years     10 Years

                                                                   -------------

                                                                     (or life of
                                                                      the class,
                                                                     if less)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 Class A Shares     5.49%          5.64%        5.10%     4.61%       4.30%1

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 Class B Shares     4.94%          5.06%        4.52%     4.01%       3.78%2

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 Class C Shares     4.93%          5.05%        4.52%     4.01%       3.79%3

-------------------------------------------------------------------------------
1.    Inception of Class A shares: 1/3/89
----------------------------------------------------------------------------
2.    Inception of Class B shares:  8/17/93
3.    Inception of Class C shares:  12/1/93

* Class N shares were not offered for sale during the Fund's fiscal year ending 7/31/00.


o Other Performance Comparisons. Yield information may be useful to investors in reviewing the Fund's performance. The Fund may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas. When comparing the Fund's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of investor/shareholder services by third parties may compare the services of the Oppenheimer funds to those of other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

A B O U T  Y O U R  A C C O U N T


How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives federal funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employee-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of the Fund to use their account in the Fund to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

            Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or your can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

      o The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-Distributor and include the following:

Oppenheimer Bond Fund                   Oppenheimer Limited-Term Government Fund
                                        Oppenheimer   Main   Street   California
Oppenheimer California Municipal Fund   Municipal Fund
                                        Oppenheimer  Main Street Growth & Income
Oppenheimer Capital Appreciation Fund   Fund
Oppenheimer Capital Preservation Fund   Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Income Fund         Oppenheimer Main Street Small Cap Fund
Oppenheimer Champion Income Fund        Oppenheimer MidCap Fund
Oppenheimer Convertible Securities Fund Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund     Oppenheimer Municipal Bond Fund
Oppenheimer Disciplined Allocation Fund Oppenheimer New York Municipal Fund
Oppenheimer Disciplined Value Fund      Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund              Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Technologies Fund  Oppenheimer Quest Balanced Value Fund

                                        Oppenheimer Quest Capital Value Fund,
Oppenheimer Emerging Growth Fund        Inc.
                                        Oppenheimer Quest Global Value Fund,
Oppenheimer Enterprise Fund             Inc.
Oppenheimer Europe Fund                 Oppenheimer Quest Opportunity Value Fund
Oppenheimer Florida Municipal Fund      Oppenheimer Quest Small Cap Fund
Oppenheimer Global Fund                 Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Growth & Income Fund
Oppenheimer Real Asset Fund             Oppenheimer Gold & Special Minerals Fund
Oppenheimer Senior Floating Rate Fund   Oppenheimer Growth Fund
Oppenheimer Strategic Income Fund       Oppenheimer High Yield Fund
Oppenheimer Total Return Fund, Inc.     Oppenheimer Insured Municipal Fund
Oppenheimer Trinity Core Fund           Oppenheimer Intermediate Municipal Fund
Oppenheimer Trinity Growth Fund         Oppenheimer International Bond Fund
Oppenheimer Trinity Value Fund          Oppenheimer International Growth Fund
Oppenheimer U.S. Government Trust       Oppenheimer International Small Company
                                        Fund
Oppenheimer World Bond Fund             Oppenheimer Large Cap Growth Fund
Limited-Term New York Municipal Fund

Rochester Fund Municipals
And the following money market funds:


Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the Fund and the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian bank expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Value Per Share. The net asset value per share of the Fund is determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets by the total number of shares outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      The Fund's Board of Trustees has adopted the amortized cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.

      The Fund's Board of Trustees has established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Fund but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.


How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to the bank for clearance, the bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the bank or the Fund's custodian bank. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

      In choosing to take advantage of the checkwriting privilege, by signing the account application or by completing a checkwriting card, each individual who signs:
(1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3) authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the checkwriting card or the application, as applicable;
(5) understands that the checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6) acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of Class A shares that were purchased by exchange of Class A shares of another Oppenheimer fund on which an initial sales charge was paid or Class A or Class B shares on which a contingent deferred sales charge was paid.

      The reinvestment may be made without sales charge only in Class A shares of any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class N shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested of another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under unusual circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must
(1) state the reason for the distribution;
(2) state the owner's awareness of tax penalties if the distribution is premature; and
(3) conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally the Exchange closes at 4:00 P.M. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owner(s) on the redemption document must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.


      Payments are normally made by check, but shareholders having AccountLink privileges may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Class B, Class C and Class N shareholders should not establish withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B or Class C contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).


      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

      o Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the account application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      o Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.
      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Transfer Agent nor the Fund shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.


How to Exchange Shares


As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer Money Market Fund, Inc. are deemed to be "Class A Shares" for this purpose. You can obtain a current list of funds showing which funds offer which classes by calling the Distributor at 1.800.525.7048.


o All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
o Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.

o Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) and individual retirement plans.

o Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.

o Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.

o Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds. Class A shares of Senior Floating Rate Fund that are exchanged for shares of the other Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.
o Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The
      Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.


      |X| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares of this Fund acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares. A contingent deferred sales charge of 1.00% will be imposed if the retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and you redeem your shares within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan, if you redeem your shares within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.


      When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund). When you exchange some or all of your shares from one fund to another, any special account features such as an Asset Builder Plan or an Automatic Withdrawal Plan, will be switched to the new account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.


Dividends and Taxes

The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions. The federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends and Taxes." Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. It if does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders. The Fund's dividends will not be eligible for the dividends-received deduction for corporations.

      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as dividends and distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in the same class of any of the other Oppenheimer funds listed above. Reinvestment for Class B, Class C and Class N will be made at net asset value without sales charge. Reinvestment for Class A shares will be subject to the initial sales charge of the fund selected. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at net asset value in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.




Additional Information About the Fund

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Fund. It also handles shareholder servicing and administrative functions. It is paid on a "at-cost" basis.

The Custodian. Citibank, N.A. is the custodian bank of the Fund's assets. The custodian bank's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates. The Fund's cash balances with the custodian bank in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche llp are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT


=============================================================================
To the Board of Trustees and Shareholders of Oppenheimer Cash Reserves:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Cash Reserves, including the statement of investments, as of July 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period January 1, 1995, to July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Cash Reserves as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the period January 1, 1995, to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP

Denver, Colorado
August 21, 2000













STATEMENT OF INVESTMENTS  July 31, 2000

                                                      Principal     Value
                                                      Amount        See Note 1
==================================================================================
 Direct Bank Obligations--3.5%
----------------------------------------------------------------------------------
 Bank of America N.A.:
 6.66%, 10/13/00                                        $ 7,000,000    $
7,000,000
----------------------------------------------------------------------------------
 Canadian Imperial Bank of Commerce:
 6.66%, 10/18/00                                         12,000,000
12,000,000

-----------
 Total Direct Bank Obligations
19,000,000

==================================================================================
 Letters of Credit--14.4%
----------------------------------------------------------------------------------
 Abbey  National plc,  guaranteeing  commercial  paper of Abbey  National  North
 America:
 6.52%, 10/24/00                                          7,800,000
7,681,336
----------------------------------------------------------------------------------
 ABN Amro Bank NV, guaranteeing commercial paper of LaSalle Bank NA:
 6.78%, 8/30/00                                          15,000,000
15,000,000
----------------------------------------------------------------------------------
 Barclays Bank plc, guaranteeing commercial paper of Banco del Istmo SA:
 6.60%, 10/10/00                                         10,000,000
9,871,667
----------------------------------------------------------------------------------
 Credit Local de France, guaranteeing commercial paper of Dexia CLF Finance Co.:
 6.59%, 9/13/001                                         10,000,000
9,921,286
----------------------------------------------------------------------------------
 Credit Suisse First Boston, guaranteeing commercial
 paper of Credit Suisse First Boston, Inc.:
 6.60%, 9/15/001                                          5,000,000
4,958,750
----------------------------------------------------------------------------------
 First Union Corp., guaranteeing commercial
 paper of First Union National Bank:
 6.62%, 5/17/01(2)                                       10,000,000
10,000,000
----------------------------------------------------------------------------------
 Keycorp, guaranteeing commercial paper of Key Bank NA:
 6.62%, 5/11/01(2)                                       10,000,000
9,998,449
----------------------------------------------------------------------------------
 Societe Generale, guaranteeing commercial
 paper of Societe Generale North America:
 6.60%, 9/8/00                                           10,000,000
9,930,334

-----------
 Total Letters of Credit
77,361,822

==================================================================================
 Short-Term Notes--81.3%
----------------------------------------------------------------------------------
 Aerospace/Defense--2.4%
 Honeywell International, Inc.:
 6.63%, 11/13/00                                         13,000,000
12,751,007
----------------------------------------------------------------------------------
 Asset-Backed--10.6% AriesOne Metafolio Corp.:
 6.58%, 8/8/00(1)                                         9,000,000
8,988,502
----------------------------------------------------------------------------------
 Asset Backed Capital Finance, Inc.:
 6.63%, 9/11/00(1)                                        5,000,000
4,962,246
----------------------------------------------------------------------------------
 Breeds Hill Capital Co. LLC, Series A:
 6.64%, 9/18/00(1)                                        8,000,000
7,929,173
----------------------------------------------------------------------------------

 Moriarty Ltd.:
 6.57%, 10/20/00(1)                                      10,000,000
9,854,000



6 | OPPENHEIMER CASH RESERVES

                                                      Principal     Value
                                                      Amount       See Note 1
----------------------------------------------------------------------------------
 Asset-Backed Continued
 Scaldis Capital LLC:
 6.62%, 9/14/00(1)                                      $ 8,000,000    $
7,935,271
----------------------------------------------------------------------------------
 Sigma Finance, Inc.:
 6.60%, 8/30/00(1)                                        3,000,000
2,984,050
 6.65%, 10/2/00(1)                                        5,000,000
4,942,736
 6.68%, 9/1/00(1)                                         3,500,000
3,479,867
----------------------------------------------------------------------------------
 VVR Funding LLC:
 6.63%, 8/4/00(1)                                         6,000,000
5,996,710

-----------

57,072,555

----------------------------------------------------------------------------------
 Automotive--2.2% DaimlerChrysler NA Holdings:
 6.61%, 11/20/00                                         12,000,000
11,755,430
----------------------------------------------------------------------------------
 Banks--2.2%
 Wells Fargo Co.:
 6.52%, 10/23/00                                         12,000,000
11,819,613
----------------------------------------------------------------------------------
 Beverages--1.8%
 Coca-Cola Enterprises, Inc.:
 6.52%, 10/17/00(1)                                      10,000,000
9,860,544
----------------------------------------------------------------------------------
 Broker/Dealers--10.9% Banc of America Securities LLC:
 6.887%, 8/1/00(2)                                       15,000,000
15,000,000
----------------------------------------------------------------------------------
 Bear Stearns Cos., Inc.:
 6.679%, 2/14/01(2)                                       8,000,000
8,000,000
----------------------------------------------------------------------------------
 Goldman Sachs Group LP:
 6.90%, 12/4/00                                           4,000,000
4,000,000
----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.:
 6.60%, 7/5/01(2)                                        13,000,000
12,995,171
----------------------------------------------------------------------------------
 Morgan Stanley, Dean Witter & Co.:
 6.59%, 9/11/00                                           3,000,000
2,977,484
 6.688%, 6/8/01(2)                                        3,700,000
3,700,000
----------------------------------------------------------------------------------
 Salomon Smith Barney Holdings, Inc.:
 6.50%, 8/3/00                                           12,000,000
11,995,667

-----------

58,668,322

----------------------------------------------------------------------------------
 Commercial Finance--7.0%
 CIT Group, Inc.:
 6.63%, 10/25/00                                         13,000,000
12,796,496
----------------------------------------------------------------------------------
 Countrywide Home Loans, Series H:
 6.70%, 5/21/01(2)                                       13,000,000
12,998,980
----------------------------------------------------------------------------------
 Homeside Lending, Inc.:
 6.52%, 8/11/00                                          12,000,000
11,978,267

-----------

37,773,743


7 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued

                                                     Principal       Value
                                                     Amount        See Note 1
----------------------------------------------------------------------------------
 Consumer Services--3.2%
 Block Financial Corp.:
 6.57%, 8/29/00(1)                                      $ 6,000,000    $
5,969,340
 6.58%, 8/18/00(1)                                        7,000,000
6,978,249
----------------------------------------------------------------------------------
 Prudential Funding Corp.:
 6.66%, 8/30/00                                           4,500,000
4,475,858

-----------

17,423,447

----------------------------------------------------------------------------------
 Diversified Financial--12.7%
 Associates Corp. of North America:
 6.65%, 8/1/00                                           23,620,000
23,620,000
----------------------------------------------------------------------------------
 Ford Motor Credit Co.:
 6.52%, 8/9/00                                           10,000,000
9,985,511
----------------------------------------------------------------------------------
 GE Capital International Funding, Inc.:
 6.62%, 10/11/00(1)                                      10,000,000
9,869,439
----------------------------------------------------------------------------------
 General Electric Capital Corp.:
 6.68%, 8/30/00                                           3,000,000
2,983,857
----------------------------------------------------------------------------------
 National Rural Utilities Cooperative Finance Corp.:
 6.66%, 8/17/00                                          12,000,000
11,964,480
----------------------------------------------------------------------------------
 Textron Financial Corp.:
 6.55%, 10/4/00                                          10,000,000
9,883,556

-----------

68,306,843

----------------------------------------------------------------------------------
 Electric Utilities--2.2%
 Ameren Corp.:
 6.53%, 8/24/00                                          12,000,000
11,949,860
----------------------------------------------------------------------------------
 Insurance--12.0%
 Aegon Funding Corp.:
 6.59%, 9/8/00(1)                                         5,000,000
4,965,167
 6.62%, 12/7/00(1)                                        5,000,000
4,882,311
----------------------------------------------------------------------------------
 AIG Life Insurance Co.:
 6.645%, 5/31/01(2,3)                                     7,000,000
7,000,000
----------------------------------------------------------------------------------
 Cooperative Assn. of Tractor Dealers, Inc., Series A:
 6.63%, 9/15/00                                           3,000,000
2,975,138
 6.64%, 9/11/00                                           5,000,000
4,962,189
----------------------------------------------------------------------------------
 Metropolitan Life Insurance Co.:
 6.895%, 8/1/00(2)                                       13,000,000
13,000,000
----------------------------------------------------------------------------------
 Pacific Life Insurance Co.:
 6.661%, 8/1/00(2,3)                                      5,000,000
5,000,000
----------------------------------------------------------------------------------
 Prudential Life Insurance Co.:
 6.78%, 10/2/00(2)                                       10,000,000
10,000,000
----------------------------------------------------------------------------------
 Teachers Insurance & Annuity Assn. of America:
 6.62%, 8/1/00(1)                                        12,000,000
12,000,000

-----------

64,784,805

8 | OPPENHEIMER CASH RESERVES

                                                    Principal        Value
                                                    Amount         See Note 1
----------------------------------------------------------------------------------
 Leasing & Factoring--2.4%
 American Honda Finance Corp.:
 6.613%, 2/16/01(2,4)                                   $13,000,000   $
12,997,915
----------------------------------------------------------------------------------
 Manufacturing--2.4%
 Eaton Corp.:
 6.50%, 8/3/00(1)                                         5,000,000
4,998,194
 6.70%, 11/8/00(1)                                        8,000,000
7,852,600

------------

12,850,794
----------------------------------------------------------------------------------
 Special Purpose Financial--2.2%
 Forrestal Funding Master Trust, Series 1999-A:
 6.60%, 8/11/00(4)                                        5,000,000
4,990,833
----------------------------------------------------------------------------------
 KZH-KMS Corp.:
 6.54%, 8/16/00(1)                                        7,150,000
7,130,516

------------

12,121,349

----------------------------------------------------------------------------------
 Telecommunications: Technology--5.2%
 Alcatel SA:
 6.57%, 8/7/00(1)                                         5,000,000
4,994,525
 6.60%, 9/7/00(1)                                         5,000,000
4,966,083
----------------------------------------------------------------------------------
 SBC Communications, Inc.:
 6.55%, 8/3/00(1)                                         5,000,000
4,998,181
----------------------------------------------------------------------------------
 Vodafone Air Touch plc-MTC:
 6.57%, 8/14/00(1)                                       13,000,000
12,969,158

------------

27,927,947

----------------------------------------------------------------------------------
 Telephone Utilities--1.9%
 AT&T Corp.:
 6.752%, 7/13/01(1,2)                                    10,000,000
10,000,000

------------
 Total Short-Term Notes
438,064,174
----------------------------------------------------------------------------------
 Total Investments, at Value                                   99.2%
534,425,996
----------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                0.8
4,499,528

--------------------------
 Net Assets                                                   100.0%
$538,925,524

==========================


Footnotes to Statement of Investments

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $184,386,898, or 34.21% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
2. Represents the current interest rate for a variable or increasing rate security. 3. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $12,000,000, or 2.23% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities. 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $17,988,748 or 3.34% of the Fund's net assets as of July 31, 2000.


See accompanying Notes to Financial Statements.

9 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2000

==================================================================================
 Assets

 Investments, at value--see accompanying statement
$534,425,996
----------------------------------------------------------------------------------
 Cash
350,761
----------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold
17,945,341
 Interest
1,033,970
 Other
244,092

------------
 Total assets
554,000,160

==================================================================================
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed
14,275,838
 Dividends
614,392
 Transfer and shareholder servicing agent fees
50,432
 Distribution and service plan fees
50,218
 Other
83,756

------------
 Total liabilities
15,074,636

--================================================================================
 Net Assets
$538,925,524

============

==================================================================================
 Composition of Net Assets

 Paid-in capital                                                     $
538,920,814
----------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions
4,710

-------------
 Net Assets
$538,925,524

=============

==================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value,  redemption  price and offering  price per share (based on net
 assets  of  $317,198,388   and  317,254,344   shares  of  beneficial   interest
 outstanding)
$1.00
----------------------------------------------------------------------------------
 Class B Shares:
 Net asset value,  redemption  price (excludes  applicable  contingent  deferred sales charge) and offering price per share (based on net assets of $172,345,401 and 172,340,768 shares of beneficial interest outstanding)
$1.00
----------------------------------------------------------------------------------
 Class C Shares:
 Net asset value,  redemption  price (excludes  applicable  contingent  deferred sales charge) and offering  price per share (based on net assets of $49,381,735 and 49,380,372 shares of beneficial interest outstanding)
$1.00


See accompanying Notes to Financial Statements.


10 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2000

==================================================================================
 Investment Income

 Interest
$36,116,352


==================================================================================
 Expenses
 Management fees
2,880,791
----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A
612,817
 Class B
1,696,419
 Class C
447,175
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees
1,639,463
----------------------------------------------------------------------------------
 Shareholder reports
180,646
----------------------------------------------------------------------------------
 Registration and filing fees
90,981
----------------------------------------------------------------------------------
 Custodian fees and expenses
22,861
----------------------------------------------------------------------------------
 Trustees' compensation
1,475
----------------------------------------------------------------------------------
 Other
342,182

-----------
 Total expenses
7,914,810
 Less expenses paid indirectly
(6,141)

-----------
 Net expenses
7,908,669

==================================================================================
 Net Investment Income
28,207,683

==================================================================================
 Net Realized Gain on Investments
4,319

==================================================================================
 Net Increase in Net Assets Resulting from Operations
$28,212,002


See accompanying Notes to Financial Statements.


11 | OPPENHEIMER CASH RESERVES



STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended July 31,                                           2000
1999
==================================================================================
 Operations


 Net investment income                                 $ 28,207,683   $
17,971,444
----------------------------------------------------------------------------------
 Net realized gain                                            4,319
5,386

---------------------------
 Net increase in net assets resulting from operations    28,212,002
17,976,830

==================================================================================
 Dividends and/or Distributions to Shareholders

 Class A                                                (15,670,808)
(10,360,549)
 Class B                                                 (9,902,934)
(6,243,315)
 Class C                                                 (2,633,941)
(1,367,580)

==================================================================================
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                 52,564,154
54,152,037
 Class B                                                (31,737,646)
124,074,884
 Class C                                                   (226,153)
31,505,887

==================================================================================
 Net Assets

 Total increase                                          20,604,674
209,738,194
----------------------------------------------------------------------------------
 Beginning of period                                    518,320,850
308,582,656

---------------------------
 End of period                                         $538,925,524
$518,320,850

===========================

See accompanying Notes to Financial Statements.


12 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS


Year         Year

Ended        Ended

July 31,     Dec. 31,
 Class A                                         2000       1999
1998          1997      1996(1)         1995
===================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period           $1.00      $1.00
$1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain          .05        .04
 .04           .04          .03          .05
 Dividends and/or distributions
 to shareholders                                 (.05)      (.04)
(.04)         (.04)        (.03)        (.05)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00      $1.00
$1.00         $1.00        $1.00        $1.00

======================================================================

===================================================================================================================
 Total Return(2)                                 5.10%      4.30%
4.61%         4.41%        2.68%        4.84%

===================================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)    $317,198   $264,632
$210,477      $172,970     $170,031     $148,529
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $312,440   $245,622
$186,795      $179,948     $149,889     $105,349
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           5.00%      4.22%
4.48%         4.33%        4.47%        4.71%
 Expenses                                        1.06%      1.10%
1.28%(4)      1.29%(4)     1.06%(4)     1.36%(4)


1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.



13 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued



Year         Year
Ended        Ended
July 31,     Dec. 31,
Class B       2000
1999         1998          1997        1996(1)         1995
===================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period           $1.00      $1.00
$1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain          .04        .04
 .04           .04          .02          .04
 Dividends and/or distributions
 to shareholders                                 (.04)      (.04)
(.04)         (.04)        (.02)        (.04)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00      $1.00
$1.00         $1.00        $1.00        $1.00

======================================================================

===================================================================================================================
 Total Return(2)                                 4.52%      3.72%
3.98%         3.82%        2.35%        4.26%

===================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $172,345   $204,081
$80,005       $54,009      $85,573      $37,378
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $225,824   $170,068
$73,003       $67,333      $49,226      $35,360
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           4.40%      3.67%
3.93%         3.78%        3.91%        4.15%
 Expenses                                        1.61%      1.65%
1.83%(4)      1.84%(4)     1.61%(4)     1.92%(4)


1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


14 | OPPENHEIMER CASH RESERVES


Year         Year
Ended        Ended
July 31,     Dec. 31,
Class C      2000
1999          1998          1997         1996(1)         1995
===================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period           $1.00      $1.00
$1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain          .04        .04
 .04           .04          .02          .04
 Dividends and/or distributions
 to shareholders                                 (.04)      (.04)
(.04)         (.04)        (.02)        (.04)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00      $1.00
$1.00         $1.00        $1.00        $1.00

======================================================================

===================================================================================================================
Total Return(2)                                  4.52%      3.73%
3.99%         3.84%        2.35%        4.21%

===================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)     $49,382    $49,607
$18,101       $ 9,125      $11,717       $5,024
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $59,556    $37,244
$15,297       $10,930      $ 6,333       $6,040
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           4.44%      3.67%
3.94%         3.78%        3.91%        4.12%
 Expenses                                        1.61%      1.65%
1.83%(4)      1.85%(4)     1.61%(4)     1.97%(4)



1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

15 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Significant Accounting Policies
Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price. Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued on the basis of amortized
cost, which approximates market value.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.


16 | OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                         Year Ended July 31, 2000       Year Ended July 31, 1999
                         Shares           Amount        Shares         Amount
-----------------------------------------------------------------------------------------
 Class A
 Sold                       1,263,236,304   $ 1,263,236,304    815,693,381  $
815,693,381
 Dividends and/or
 distributions reinvested      14,256,928        14,256,928
9,563,996      9,563,996
 Redeemed                  (1,224,929,078)   (1,224,929,078)  (771,105,340)
(771,105,340)

--------------------------------------------------------------
 Net increase                  52,564,154   $    52,564,154     54,152,037
$  54,152,037

==============================================================
-----------------------------------------------------------------------------------------
 Class B
 Sold                         677,633,692   $   677,633,692    621,748,556  $
621,748,556
 Dividends and/or
 distributions reinvested       8,397,959         8,397,959
5,154,276      5,154,276
 Redeemed                    (717,769,297)     (717,769,297)  (502,827,948)
(502,827,948)

--------------------------------------------------------------
 Net increase (decrease)      (31,737,646)  $   (31,737,646)   124,074,884  $
124,074,884

==============================================================
-----------------------------------------------------------------------------------------
 Class C
 Sold                         665,255,346   $   665,255,346    342,809,992  $
342,809,992
 Dividends and/or
 distributions reinvested       2,260,243         2,260,243
1,147,452      1,147,452
 Redeemed                    (667,741,742)     (667,741,742)  (312,451,557)
(312,451,557)

--------------------------------------------------------------
 Net increase (decrease)         (226,153)  $      (226,153)    31,505,887
$  31,505,887

==============================================================


================================================================================
3. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion. The Fund's management fee for the year ended July 31, 2000 was an annualized rate of 0.48%, before any waiver by the Manager if applicable.


17 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
3. Fees and Other Transactions with Affiliates Continued Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.
--------------------------------------------------------------------------------
    Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.



                                   Commissions
Commissions                       Commissions
                          on Class A Shares                  on Class B
Shares                 on Class C Shares
 Year Ended         Advanced by Distributor(1)         Advanced by
Distributor(1)        Advanced by Distributor(1)
-------------------------------------------------------------------------------------------------------------------
 July 31, 2000                           --
$1,182,200                           $64,478

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                    Class A                            Class
B                           Class C
                        Contingent Deferred                Contingent
Deferred               Contingent Deferred
                              Sales Charges                      Sales
Charges                     Sales Charges
 Year Ended         Retained by Distributor            Retained by
Distributor           Retained by Distributor
----------------------------------------------------------------------------------------------------------------
 July 31, 2000                     $217,971
$730,451                           $21,157


    The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
 Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of Class A shares of the Fund. For the year ended July 31, 2000, payments under the Class A plan totaled $612,817, prior to Manager waivers if applicable, all of which were paid by the Distributor to recipients, and included $109,502 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

18 | OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended July 31, 2000, were as follows:


Distributor's

Aggregate

Unreimbursed
                                 Total Payments    Amount Retained
Expenses
                                     Under Plan     by Distributor      Under
Plan
----------------------------------------------------------------------------------
 Class B Plan                        $1,696,419
$1,696,467             $--
 Class C Plan                           447,175
447,261              --


19 | OPPENHEIMER CASH RESERVES

                                   Appendix A

Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short Term Debt Ratings.

Moody's Investors Service, Inc.  ("Moody's")
------------------------------------------------------------------------------

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.


Standard & Poor's Rating Services ("S&P")
------------------------------------------------------------------------------

The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:
A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P's ratings for Municipal Notes due in three years or less are:

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").


Fitch, Inc. ("Fitch")
------------------------------------------------------------------------------

("Fitch"): Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.


THOMSON FINANCIAL BANKWATCH ("TBW")
------------------------------------------------------------------------------

The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Long Term Debt Ratings.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.


------------------------------------------------------------------------------
Moody's Investors Service, Inc.  ("Moody's")

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.


Standard & Poor's Rating Services ("S&P")
------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.


Fitch, Inc. ("Fitch")
------------------------------------------------------------------------------

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

------------------------------------------------------------------------------

THOMSON FINANCIAL BANKWATCH ("TBW")

TBW issues the following ratings for companies.

Investment Grade. Long-Term Debt Ratings assigned by TBW also weigh heavily government ownership and support. The quality of both the company's management and franchise are of even greater importance in the long-term debt rating decisions.

AAA: Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA: Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issuers rated in the highest category.

Global Issuer Ratings. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

A: The company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

                                       B-1
                                   Appendix B

------------------------------------------------------------------------------
                            Industry Classifications
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Aerospace/Defense                       Food and Drug Retailers
Air Transportation                      Gas Utilities
Asset-Backed                            Health Care/Drugs
Auto Parts and Equipment                Health Care/Supplies & Services
Automotive                              Homebuilders/Real Estate
Bank Holding Companies                  Hotel/Gaming
Banks                                   Industrial Services
Beverages                               Information Technology
Broadcasting                            Insurance
Broker-Dealers                          Leasing & Factoring
Building Materials                      Leisure
Cable Television                        Manufacturing
Chemicals                               Metals/Mining
Commercial Finance                      Nondurable Household Goods
Communication Equipment                 Office Equipment
Computer Hardware                       Oil - Domestic
Computer Software                       Oil - International
Conglomerates                           Paper
Consumer Finance                        Photography
Consumer Services                       Publishing
Containers                              Railroads & Truckers
Convenience Stores                      Restaurants
Department Stores                       Savings & Loans
Diversified Financial                   Shipping
Diversified Media                       Special Purpose Financial
Drug Wholesalers                        Specialty Printing
Durable Household Goods                 Specialty Retailing
Education                               Steel
Electric Utilities                      Telecommunications - Long Distance
Electrical Equipment                    Telephone - Utility
Electronics                             Textile, Apparel & Home Furnishings
Energy Services                         Tobacco
Entertainment/Film                      Trucks and Parts
Environmental                           Wireless Services
Food

                                   Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
           Code,
(2) non-qualified deferred compensation plans, (3) employee benefit plans3 (4) Group Retirement Plans4 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs,
           Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").
Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

--------------
1. Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2. In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

 I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge."3 This waiver provision applies to:
3 However, that commission will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

|_| Purchases of Class A shares aggregating $1 million or more.
|_| Purchases bya Retirement Plan (other than an IRA or 403(b)(7) custodial plan) that:
(1)   buys shares costing $500,000 or more, or
(2)   has, at the time of purchase, 100 or more eligible employees or total plan assets of $500,000 or more, or
(3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_| Purchases  by  an  OppenheimerFunds-sponsored   Rollover  IRA,  if  the
purchases are made:
(1)   through a broker,  dealer,  bank or registered  investment adviser that has made special arrangements with the Distributor for those purchases, or
(2)   by a direct rollover of a distribution from a qualified Retirement
      Plan  if  the   administrator   of  that  Plan  has  made  special
      arrangements with the Distributor for those purchases.
|_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1 The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
|_| Purchases   by  a   Retirement   Plan   whose   record   keeper  had  a
cost-allocation  agreement  with the Transfer Agent on or before May 1, 1999.

          II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
|_| The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_| A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_| Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_| A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_| A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):
|_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares   purchased   by  the   reinvestment   of   dividends  or  other
         distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
|_|      Shares   purchased  by  the   reinvestment  of  loan  repayments  by  a
         participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_| Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)  Following the death or disability  (as defined in the Internal  Revenue
     Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)  To return excess contributions.
(3)

     To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan.4
4    This provision does not apply to IRAs.

(5)  Under a  Qualified  Domestic
     Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)  To meet the minimum distribution requirements of the Internal Revenue Code.
(7)  To make  "substantially  equal periodic  payments" as described in
     Section 72(t) of the Internal Revenue Code.
(8)  For loans to participants or beneficiaries.
(9)  Separation from service.5
5 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

(10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
(11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_| For distributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
|_| For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

    III. Waivers of Class B and Class C Sales Charges of Oppenheimer Funds


The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_| Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
|_| Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_| Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_| Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_| Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $1 million or more held by the Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more Oppenheimer funds.
|-|

Distributions from Retirement Plans or other employee benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or
      disability  must  occur  after  the   participant's   account  was
      established in an Oppenheimer fund.
(2)   To return excess contributions made to a participant's account.
(3)   To return contributions made due to a mistake of fact.
(4)   To make hardship withdrawals, as defined in the plan.6
6    This provision does not apply to IRAs.

(5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   To meet the minimum distribution requirements of the Internal Revenue
      Code.
(7)   To make  "substantially  equal periodic  payments" as described in
      Section 72(t) of the Internal Revenue Code.
(8)   For  loans  to  participants  or  beneficiaries.7
7    This provision does not apply to loans from 403(b)(7)  custodial plans.

(9)   On account of the participant's separation from service.8
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

(10)  Participant-directed  redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11)  Distributions   made  on  account  of  a  plan  termination  or
      "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12) Distributions from Retirement Plans having 500 or more eligible employees, but excluding distributions made because of the Plan's elimination as investment options under the Plan of all of the Oppenheimer funds that had been offered.
(13) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
(14) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

|_| Redemptions  of Class B shares  or  Class C shares  under an  Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_| Shares sold to the Manager or its affiliates.
|_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Shares issued in plans of  reorganization  to which the Fund is a party.
|_| Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section
    I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
                      Funds Who Were Shareholders of Former
                              Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

Oppenheimer Quest Value Fund, Inc.        Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Balanced Value Fund     Oppenheimer Quest Global Value Fund
Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

Quest for Value U.S. Government           Quest for Value New York Tax-Exempt
Income Fund                               Fund
Quest  for  Value Investment Quality      Quest for Value National Tax-Exempt
Income Fund                               Fund
Quest for Value Global Income Fund        Quest for Value California Tax-Exempt
                                          Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_| acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_| purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

      |X|         Reduced Class A Initial Sales Charge Rates for Certain
Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                           Initial Sales Initial Sales
Number of Eligible   Charge as a % of    Charge as a % of    Commission as %
Employees or Members Offering Price      Net Amount Invested of Offering Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                  2.50%               2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least 10 but not        2.00%               2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
|_| Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
|_| Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
|_| withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
|_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
|_|       redemptions   following   the   death  or   disability   of  the
          shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
|_| withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
|_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.


       V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment
                                 Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
o     Oppenheimer U. S. Government Trust,
o     Oppenheimer Bond Fund,
o     Oppenheimer Disciplined Value Fund and
o     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account        Connecticut Mutual Total Return Account
Connecticut Mutual Government Securities CMIA LifeSpan Capital Appreciation
Account                                  Account
Connecticut Mutual Income Account        CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account        CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

      |_| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those  shareholders  who are  eligible for the prior Class A CDSC are:
(1) persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      |_| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
(1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)   by the estate of a deceased shareholder;
(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3)   for  retirement   distributions   (or  loans)  to   participants   or
      beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8)   in connection with automatic  redemptions of Class A shares and Class
      B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

          VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.


    VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                           Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_| present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered  management  investment  companies  or separate  accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_| dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_| employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_| dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
(1) dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.
|-|

------------------------------------------------------------------------------
Oppenheimer Cash Reserves
------------------------------------------------------------------------------

Internet Web Site:
      www.oppenheimerfunds.com

Investment Adviser
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.525.7048

Custodian Bank
      Citibank, N.A.
      399 Park Avenue
      New York, New York 10043

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street, Suite 3600
      Denver, Colorado 80202-3942

Legal Counsel
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

1234


PX0760.001.1100



                            OPPENHEIMER CASH RESERVES

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 23.  Exhibits


(a)   (i)   Amended and Restated Declaration of Trust dated January 20,
      1995: Previously filed with Registrant's Post-Effective Amendment No. 10 (4/25/95), and incorporated herein by reference.

      (ii)  Amendment   No.1  to  the   Amended  and
      Restated Agreement and Declaration of Trust: Filed herewith.

(b)   By-Laws, as amended through October 24, 2000: Filed herewith.

(c)   (i) Specimen  Share  Certificate  for  Class  A  shares:   Filed  with
          Registrant's Post Effective Amendment No. 16 (9/27/99).
     (ii) Specimen Share Certificate for Class B shares: Filed with Registrant's Post Effective Amendment No. 16 (9/27/99).
     (iii)Specimen Share Certificate for Class C shares: Filed with Registrant's Post Effective Amendment No. 16 (9/27/99).
     (iv) Specimen Share Certificate for Class N shares: Filed with Registrant's Post Effective Amendment No. 18 (9/29/00).


(d) Investment Advisory Agreement dated October 22, 1990: Previously filed with Registrant's Post Effective Amendment No. 3 (2/28/91) and refiled with Registrant's Post-Effective Amendment No. 10 (4/25/95), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

 (e)  (i)   General   Distributor's   Agreement   dated   October  13,   1992:
   Previously  filed  with  Registrant's  Post  Effective   Amendment  No.  10
   (4/25/95), and incorporated herein by reference.

   (ii)     Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
   Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), (8/25/99), and incorporated herein by reference.


   (iii)    Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
   Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), (8/25/99), and incorporated herein by reference.

   (iv)     Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
   Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), (8/25/99), and incorporated herein by reference.

   (v) Broker Agreement between OppenheimerFunds Distributor, Inc. and Newbridge Securities dated October 1, 1986: Previously filed with Post-Effective Amendment No. 25 of Oppenheimer Growth Fund (Reg. No. 2-45272), (11/1/86), and refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth fund (Reg. No. 2-45272), (8/22/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(f) Form of Deferred Compensation Agreement for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and incorporated herein by reference.

(g) (i) Custodian Agreement between Registrant and Citibank, N.A. dated December 22, 1988: Previously filed with Registrant's Post-Effective
      Amendment No. 5 (4/29/92), refiled with Registrant's Post-Effective Amendment No. 10 (4/25/95), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

   (ii) Foreign Custody Manager Agreement between Registrant and The Bank of New York: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer World Bond Fund (Reg. 333-48973), (4/23/98), and incorporated herein by reference.

(h)   Not applicable.


(i)   (i)   Opinion  and  Consent  of  Counsel   dated   November  24,  1999::
      Previously filed with Registrant's Post-Effective Amendment No. 17, 11/24/99, and incorporated herein by reference.

      (ii) Opinion and Consent of Counsel for Class N shares dated November 21, 2000: Filed herewith.

(j)   Independent Auditors' Consent: Filed herewith.


(k)   Not applicable.

(l)   Not applicable.

 (m) (i) Amended Service Plan for Class A shares dated June 24, 1993: Previously filed with Registrant's Post-Effective Amendment No. 14, (11/17/97), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and incorporated herein by reference.


(ii) Amended and Restated Distribution and Service Plan and Agreement for Class B shares dated February 24, 1998: Previously filed with Registrant's Post-Effective Amendment No. 15, (11/26/98), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and incorporated herein by reference.

(iii) Amended and Restated Distribution and Service Plan and Agreement for Class C shares dated February 24, 1998: Previously filed with Registrant's Post-Effective Amendment No. 15, (11/26/98), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and incorporated herein by reference.

(iv) Distribution and Service Plan and Agreement for Class N shares dated October 24, 2000: Filed herewith.


(v) Prototype Supplemental Distribution Assistance Agreement: Previously filed with Registrant's Post-Effective Amendment No. 5, (4/30/92), refiled with Registrant's Post-Effective Amendment No. 10, (4/25/95), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/24/99: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No. 333-82579), 8/27/99, and incorporated herein by reference.


(o) Powers of Attorney for all Trustees/Directors and Officers (including Certified Board Resolutions): Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No. 333-40186), 8/28/00, and incorporated herein by reference.


(p)   Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated
March  1,  2000  under  Rule  17j-1  of the  Investment  Company  Act of 1940:
Previously filed with the Initial Registration Statement of Oppenheimer Emerging Technologies Fund (Reg. No. 333-32108), 3/10/00, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Name and Current Position     Other Business and Connections
with OppenheimerFunds, Inc.         During the Past Two Years

Charles E. Albers,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds (since April 1998); a Chartered Financial Analyst.

Edward Amberger,
Assistant Vice President            None.


Janette Aprilante,

Assistant Vice President            None.

Victor Babin,
Senior Vice President               None.


Bruce L. Bartlett,

Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

George Batejan,
Executive Vice President/
Chief Information Officer           Formerly Senior Vice President  (until May
                                     1998).

Connie Bechtolt,
Assistant Vice President            None.

Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,
Vice President                      None.

Mark Binning
Assistant Vice President            None.

Robert J. Bishop,
Vice President Vice President of Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds.

John R. Blomfield,
Vice President                      None.


Chad Boll,
Assistant Vice President            None

Scott Brooks,
Vice President                      None.

Jeffrey Burns,

Vice                                President, Assistant Counsel Stradley, Ronen
                                    Stevens    and    Young,    LLP    (February
                                    1998-September 1999).

Bruce Burroughs,                    None.
Vice President


Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       Formerly,   Assistant  Vice  President  of
                                    Rochester Fund Services, Inc.

Michael A. Carbuto,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President
                                    of     Centennial     Asset     Management
                                    Corporation.

John Cardillo,
Assistant Vice President            None.

Elisa Chrysanthis
Assistant Vice President            None.

H.C. Digby Clements,
Vice President: Rochester Division  None.


O. Leonard Darling,
Vice Chairman, Executive Vice
President and Chief Investment
Officer and Director                Chairman  of  the  Board  and  a  director
                                    (since  June  1999)  and  Senior  Managing
                                    Director    (since   December   1998)   of
                                    HarbourView Asset Management  Corporation;
                                    a  director  (since  March  2000)  of  OFI
                                    Private Investments,  Inc.; Trustee (1993)
                                    of  Awhtolia  College -  Greece;  formerly
                                    Chief  Executive  Officer  of  HarbourView
                                    Asset  Management   Corporation  (December
                                    1998 - June 1999).


John Davis
Assistant Vice President            EAB Financial (April 1998-February 1999).


Robert A. Densen,
Senior Vice President               None.


Ruggero de'Rossi

Vice President                      Formerly,  Chief Strategist at ING Barings
(July
                                    1998 - March 2000).

Sheri Devereux,
Vice President                      None.

Max Dietshe
Vice President                      Deloitte & Touche LLP (1989-1999).

Craig P. Dinsell
Executive Vice President            None.

John Doney,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director        Executive Vice President  (since September
                                    1993) and a director  (since January 1992)
                                    of   the   Distributor;   Executive   Vice
                                    President,    General    Counsel    (since
                                    September  1995)  and  a  director  (since
                                    August   1994)   of   HarbourView    Asset
                                    Management    Corporation,     Shareholder
                                    Services,   Inc.,   Shareholder  Financial
                                    Services,     Inc.     and     Oppenheimer
                                    Partnership   Holdings,   Inc.,   of   OFI
                                    Private  Investments,  Inc.  (since  March
                                    2000),  and of PIMCO Trust Company  (since
                                    May 2000);  President  and a  director  of
                                    Centennial  Asset  Management  Corporation
                                    (since  September 1995) and of Oppenheimer
                                    Real Asset  Management,  Inc.  (since July
                                    1996);   Vice  President  and  a  director
                                    (since       September       1997)      of
                                    OppenheimerFunds  International  Ltd.  and
                                    Oppenheimer   Millennium   Funds   plc;  a
                                    director    (since    April    2000)    of
                                    OppenheimerFunds    Legacy   Program,    a
                                    charitable trust program established by the Manager; General Counsel (since May
                                    1996) and Secretary  (since April 1997) of
                                    Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Bruce Dunbar,
Vice President                      None.


Daniel Engstrom,
Assistant Vice President            None.

Armond Erpf
Assistant Vice President            None.

George Evans,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Edward N. Everett,
Assistant Vice President            None.

George Fahey,
Vice President                      None.

Leslie A. Falconio,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99).

Scott Farrar,
Vice President Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Katherine P. Feld,
Vice President, Senior Counsel
and Secretary                       Vice   President   and  Secretary  of  the
                                    Distributor;  Secretary  and  Director  of
                                    Centennial Asset  Management  Corporation;
                                    Vice    President    and    Secretary   of
                                    Oppenheimer Real Asset  Management,  Inc.;
                                    Secretary of HarbourView  Asset Management
                                    Corporation,    Oppenheimer    Partnership
                                    Holdings,   Inc.,   Shareholder  Financial
                                    Services,  Inc. and Shareholder  Services,
                                    Inc.

Ronald H. Fielding,
Senior Vice President; Chairman:

Rochester Division                  An  officer,   Director  and/or  portfolio
                                    manager  of  certain   Oppenheimer  funds;
                                    presently he holds the following other positions: Director (since 1995) of ICI
                                    Mutual Insurance Company;  Governor (since
                                    1994)  of  St.  John's  College;  Director
                                    (since  1994 - present)  of  International
                                    Museum of  Photography  at George  Eastman
                                    House..


David Foxhoven,
Assistant Vice President            Formerly   Manager,   Banking   Operations
                                    Department (July 1996 - November 1998).

Colleen Franca,
Assistant Vice President            None.


Crystal French
Vice President                      None.

Dan Gangemi,
Vice President                      None.

Subrata Ghose
Assistant Vice President            Formerly,   Equity   Analyst  at  Fidelity
                                    Investments (1995 - March 2000).

Charles Gilbert,
Assistant Vice President            None.

Alan Gilston,
Vice President                      None.

Jill Glazerman,
Vice President                      None.

Mikhail Goldverg
Assistant Vice President            None.

Jeremy Griffiths,
Executive Vice President,
Chief Financial Officer and
Director Chief Financial Officer, Treasurer and director of Oppenheimer Acquisition Corp.; Executive Vice President of HarbourView Asset Management Corporation; President. Chief Executive Officer and director of PIMCO Trust Company; director of OppenheimerFunds, Legacy Program (charitable trust program); Vice President of OFI Private Investments, Inc. and a Member and Fellow of the Institute of Chartered Accountants.

Robert Grill,
Senior Vice President               None.


Robert Guy,

Senior Vice President               None.


Robert Haley,

Assistant Vice President            None.

Thomas B. Hayes,
Vice President                      None.
Dorothy Hirshman,
Assistant Vice President            None

Merryl Hoffman,
Vice President and
Senior Counsel                      None

Merrell Hora,
Assistant Vice President            None.

Scott T. Huebl,
Vice President                      None.

James Hyland,
Assistant                           Vice President  Formerly Manager of Customer
                                    Research    for    Prudential    Investments
                                    (February 1998 - July 1999).

David Hyun,
Vice President Formerly portfolio manager, technology analyst and research associate at Fred Alger Management, Inc. (August 1993 - June 2000).

Steve Ilnitzki,
Senior Vice President               Formerly   Vice   President   of   Product
                                    Management  at  Ameritrade   (until  March
                                    2000).

Kathleen T. Ives,
Vice President                      None.

William Jaume,
Vice President                      Senior Vice  President  (since April 2000)
                                    of    HarbourView     Asset     Management
                                    Corporation.

Frank Jennings,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew Jordan,
Assistant Vice President            None.


                                 Deborah Kaback,

Vice President and
Senior Counsel                      Senior Vice President and Deputy General
                                    Counsel of Oppenheimer Capital (April
                                    1989-November 1999).



Lewis Kamman
Vice President                      Senior   Consultant   for  Bell   Atlantic
                                    Network     Integration,     Inc.    (June
                                    1997-December 1998).

Jennifer Kane
Assistant Vice President            None.

Lynn Oberist Keeshan
Senior Vice President Formerly (until March 1999) Vice President, Business Development and Treasury at Liz Claiborne, Inc.

Thomas W. Keffer,
Senior Vice President               None.

Erica Klein,
Assistant Vice President            None.

Walter Konops,
Assistant Vice President            None.

Avram Kornberg,
Senior Vice President               None.

Jimmy Kourkoulakos,
Assistant Vice President.           None.

John Kowalik,
Senior Vice President An officer and/or portfolio manager for certain OppenheimerFunds.

Joseph Krist,
Assistant Vice President            None.


Christopher Leavy
Senior Vice President Vice President and Portfolio Manager at Morgan Stanley Investment Management (1997-September 2000) and an Analyst and Portfolio Manager at Crestar Asset Management (1995-1997).


Michael Levine,
Vice President                      None.

Shanquan Li,
Vice President                      None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel                     None.
Malissa Lischin
Assistant Vice President            Formerly  Associate  Manager,   Investment
                                    Management  Analyst at Prudential  (1996 -
                                    March 2000).

David Mabry,
Vice President                      None.

Bridget Macaskill,
Chairman, Chief Executive Officer

and Director                        President,  Chief Executive  Officer and a
                                    director   (since   March   2000)  of  OFI
                                    Private  Investments,  Inc., an investment
                                    adviser   subsidiary   of   the   Manager;
                                    Chairman  and a  director  of  Shareholder
                                    Services,  Inc.  (since  August  1994) and
                                    Shareholder   Financial   Services,   Inc.
                                    (since  September  1995),  transfer  agent
                                    subsidiaries  of  the  Manager;  President
                                    (since  September  1995)  and  a  director
                                    (since   October   1990)  of   Oppenheimer
                                    Acquisition  Corp.,  the Manager's  parent
                                    holding    company;    President    (since
                                    September  1995)  and  a  director  (since
                                    November 1989) of Oppenheimer  Partnership
                                    Holdings,    Inc.,   a   holding   company
                                    subsidiary  of the Manager;  President and
                                    a  director   (since   October   1997)  of
                                    OppenheimerFunds  International  Ltd.,  an
                                    offshore  fund  management  subsidiary  of
                                    the Manager and of Oppenheimer  Millennium
                                    Funds  plc;  a  director  of   HarbourView
                                    Asset Management  Corporation  (since July
                                    1991)  and  of   Oppenheimer   Real  Asset
                                    Management,   Inc.   (since   July  1996),
                                    investment  adviser  subsidiaries  of  the
                                    Manager;  a director (since April 2000) of
                                    OppenheimerFunds    Legacy   Program,    a
                                    charitable  trust program  established  by
                                    the  Manager;  a  director  of  Prudential
                                    Corporation plc (a U.K.  financial service
                                    company);   President  and  a  trustee  of
                                    other    Oppenheimer    funds;    formerly
                                    President  of  the  Manager  (June  1991 -
                                    August 2000).


Steve Macchia,
Vice President                      None.

Philip T. Masterson,
Vice President                      None.

Loretta McCarthy,
Executive Vice President            None.


Lisa Migan,
Assistant Vice President            None.

Andrew J. Mika
Senior                              Vice   President   Formerly  a  Second  Vice
                                    President  for  Guardian  Investments  (June
                                    1990 - October 1999).

Joy Milan
Assistant Vice President            None.

Denis R. Molleur,
Vice President and
Senior Counsel                      None.

Nikolaos Monoyios,
Vice President A Vice President and/or portfolio manager of certain Oppenheimer funds.

Margaret Mudd
Assistant                           Vice  President  Formerly  Vice  President -
                                    Syndications   of  Sanwa   Bank   California
                                    (January 1998 - September 1999).


John Murphy,
President, Chief Operating
Officer                             and   Director   President   of   MassMutual
                                    Institutional Funds and the MML Series Funds until September 2000.


Kenneth Nadler,
Vice President                      None.

David Negri,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.

Ray Olson,
Assistant Vice President            None.

Gina M. Palmieri,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    June 1999).



Frank Pavlak,
Vice President                      Formerly.   Branch  Chief  of   Investment
                                    Company Examinations at U.S. Securities and Exchange Commission (January 1981 -
                                    December 1998).

James Phillips
Assistant Vice President            None.

David Pellegrino
Vice President                      None.

Jane Putnam,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Michael Quinn,
Assistant Vice President            None.

Julie Radtke,
Vice President                      None.

Thomas Reedy,
Vice President Vice President (since April 1999) of HarbourView Asset Management Corporation; an officer and/or portfolio manager of certain Oppenheimer funds.

John Reinhardt,
Vice President: Rochester Division  None

Jeffrey Rosen,
Vice President                      None.

Marci Rossell,
Vice President and                  Corporate Economist     Economist     with
                                    Federal  Reserve  Bank  of  Dallas  (April
                                    1996 - March 1999).

Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President            None.

James Ruff,
Executive Vice President            President     and    director    of    the
                                    Distributor;  Vice President  (since March
                                    2000) of OFI Private Investments, Inc.


Andrew Ruotolo
Executive Vice President            President  and  director  of   Shareholder
                                    Services,  Inc.; formerly Chief Operations
                                    Officer for American  International  Group
                                    (August 1997-September 1999).

Rohit Sah,
Assistant Vice President            None.

Valerie Sanders,
Vice President                      None.

Kenneth Schlupp
Assistant Vice President            Assistant  Vice  President   (since  March
                                    2000) of OFI Private Investments, Inc.

Jeff Schneider,
Vice President                      Formerly   (until   May  1999)   Director,
                                    Personal Decisions International.

Ellen Schoenfeld,
Vice President                      None.

Allan Sedmak
Assistant Vice President            None.

Jennifer Sexton,
Vice President                      None.

Martha Shapiro,
Assistant Vice President            None.

Connie Song,
Assistant Vice President            None.

Richard Soper,
Vice President                      None.

Keith Spencer,
Vice President                      None.

Cathleen Stahl,
Vice President                      Assistant  Vice  President  &  Manager  of
                                    Women & Investing Program

Richard A. Stein,
Vice President: Rochester Division  Assistant Vice  President  (since 1995) of
                                    Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Jayne Stevlingson,
Vice President                      None.

Gregg Stitt,
Assistant Vice President            None.

John Stoma,
Senior Vice President               None.

Kevin Surrett,
Assistant Vice President            Assistant   Vice   President   of  Product
Development
                                    At  Evergreen  Investor   Services,   Inc.
(June 1995 -
                                    May 1999).

James C. Swain,
Vice Chairman of the Board          Chairman,  CEO and  Trustee,  Director  or
                                    Managing   Partner  of  the   Denver-based
                                    Oppenheimer  Funds;  formerly,   President
                                    and   Director   of    Centennial    Asset
                                    Management Corporation and Chairman of the Board of Shareholder Services, Inc.

Susan Switzer,
Assistant Vice President            None.

Anthony A. Tanner,
Vice President: Rochester Division  None.

Paul Temple,
Vice President                      Formerly  (until  May  2000)  Director  of
                                    Product Development at Prudential.

Angela Uttaro,
Assistant Vice President            None.

Mark Vandehey,
Vice President                      None.

Maureen VanNorstrand,
Assistant Vice President            None.

Annette Von Brandis,
Assistant Vice President            None.



Phillip Vottiero,
Vice President                      Chief  Financial  officer  for the Sovlink
                                    Group (April 1996 - June 1999).

Teresa Ward,
Vice President                      None.

Jerry Webman,
Senior Vice President               Senior  Investment  Officer,  Director  of
                                    Fixed Income.

Barry Weiss,
Assistant Vice President            Fitch IBCA (1996 - January 2000)

Christine Wells,
Vice President                      None.

Joseph Welsh,
Assistant Vice President            None.

William L. Wilby,
Senior Vice President Senior Investment Officer, Director of International Equities; Senior Vice President of HarbourView Asset Management Corporation.

Donna Winn,
Senior Vice President               Vice  President  (since March 2000) of OFI
                                    Private Investments, Inc.

Brian W. Wixted,
Senior Vice President and
Treasurer                           Treasurer    (since    March    1999)   of
                                    HarbourView Asset Management  Corporation,
                                    Shareholder  Services,  Inc.,  Oppenheimer
                                    Real   Asset    Management    Corporation,
                                    Shareholder  Financial Services,  Inc. and
                                    Oppenheimer  Partnership  Holdings,  Inc.,
                                    of OFI Private  Investments,  Inc.  (since
                                    March   2000)   and  of   OppenheimerFunds
                                    International    Ltd.   and    Oppenheimer
                                    Millennium  Funds plc  (since  May  2000);
                                    Treasurer  and  Chief  Financial   Officer
                                    (since May 2000) of PIMCO  Trust  Company;
                                    Assistant  Treasurer (since March 1999) of
                                    Oppenheimer   Acquisition   Corp.  and  of
                                    Centennial Asset  Management  Corporation;
                                    an  officer  of other  Oppenheimer  funds;
                                    formerly  Principal  and  Chief  Operating
                                    Officer,  Bankers  Trust  Company - Mutual
                                    Fund  Services   Division  (March  1995  -
                                    March 1999).

Carol Wolf,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds;  serves on the
                                    Board   of   Chinese   Children   Adoption
                                    International Parents Council,  Supporters
                                    of  Children,  and the  Advisory  Board of
                                    Denver   Children's    Hospital   Oncology
                                    Department.


Kurt Wolfgruber
Senior Vice President               Senior  Investment  Officer,  Director  of
                                    Domestic    Equities;    member   of   the
                                    Investment  Product  Review  Committee and
                                    the  Executive  Committee  of  HarbourView
                                    Asset  Management  Corporation;   formerly
                                    (until  April  2000) a  Managing  Director
                                    and  Portfolio   Manager  at  J.P.  Morgan
                                    Investment Management, Inc.

Caleb Wong,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain   Oppenheimer  funds  (since  June
                                    1999) .

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                     Assistant    Secretary   of    Shareholder
                                    Services,    Inc.    (since   May   1985),
                                    Shareholder   Financial   Services,   Inc.
                                    (since  November  1989),  OppenheimerFunds
                                    International    Ltd.   and    Oppenheimer
                                    Millennium   Funds  plc   (since   October
                                    1997);  an  officer  of other  Oppenheimer
                                    funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                  None.

Neal Zamore,
Vice President                      Director  e-Commerce;  formerly (until May
                                    2000) Vice President at GE Capital.

Mark Zavanelli,
Assistant Vice President            None.

Arthur J. Zimmer,
Senior Vice President               Senior Vice  President  (since April 1999)
                                    of    HarbourView     Asset     Management
                                    Corporation;  Vice President of Centennial
                                    Asset Management  Corporation;  an officer
                                    and/or   portfolio   manager   of  certain
                                    Oppenheimer funds.


Susan Zimmerman,
Vice President                      None.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

            New York-based Oppenheimer Funds

            Oppenheimer California Municipal Fund
            Oppenheimer Capital Appreciation Fund
            Oppenheimer Capital Preservation Fund
            Oppenheimer Developing Markets Fund
            Oppenheimer Discovery Fund
            Oppenheimer Emerging Technologies Fund
            Oppenheimer Enterprise Fund
            Oppenheimer Europe Fund
            Oppenheimer Global Fund
            Oppenheimer Global Growth & Income Fund
            Oppenheimer Gold & Special Minerals Fund
            Oppenheimer Growth Fund
            Oppenheimer International Growth Fund
            Oppenheimer International Small Company Fund
            Oppenheimer Large  Cap  Growth  Fund
            Oppenheimer Money Market Fund, Inc.
            Oppenheimer Multi-Sector Income Trust
            Oppenheimer Multi-State Municipal Trust
            Oppenheimer Multiple Strategies Fund
            Oppenheimer Municipal Bond Fund
            Oppenheimer New York Municipal Fund
            Oppenheimer Series Fund, Inc.
            Oppenheimer Trinity Core Fund
            Oppenheimer Trinity Growth Fund
            Oppenheimer Trinity Value Fund
            Oppenheimer U.S. Government Trust
            Oppenheimer World Bond Fund

            Quest/Rochester Funds

            Limited Term New York Municipal Fund
            Oppenheimer Convertible Securities Fund
            Oppenheimer MidCap Fund
            Oppenheimer Quest Capital Value Fund, Inc.
            Oppenheimer Quest For Value Funds
            Oppenheimer Quest Global Value Fund, Inc.
            Oppenheimer Quest Value Fund, Inc.
            Rochester Fund Municipals



            Denver-based Oppenheimer Funds

            Centennial America Fund, L.P.
            Centennial California Tax Exempt Trust

            Centennial Government Trust
            Centennial Money Market Trust
            Centennial New York Tax Exempt Trust
            Centennial Tax Exempt Trust
            Oppenheimer Cash Reserves
            Oppenheimer Champion Income Fund
            Oppenheimer Capital Income Fund
            Oppenheimer High Yield Fund
            Oppenheimer Integrity  Funds
            Oppenheimer International Bond Fund
            Oppenheimer Limited-Term Government Fund
            Oppenheimer Main Street Opportunity Fund
            Oppenheimer Main Street Small Cap Fund
            Oppenheimer Main Street Funds, Inc.
            Oppenheimer Municipal Fund
            Oppenheimer Real Asset Fund
            Oppenheimer Senior Floating Rate Fund
            Oppenheimer Strategic Income Fund
            Oppenheimer Total Return  Fund, Inc.
            Oppenheimer Variable Account Funds
            Panorama Series Fund, Inc.


The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp. and OFI Private Investments, Inc. is Two World Trade Center, New York, New York 10048-0203.


The address of the New York-based Oppenheimer Funds, the Quest Funds, the Rochester-based funds, the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.


Item 27. Principal Underwriter


(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:




Name & Principal                 Positions & Offices        Positions        &
Offices
Business Address                 with Underwriter           with Registrant

Jason Bach                       Vice President             None
31 Raquel Drive
Marietta, GA 30064

William Beardsley (2)            Vice President             None

Peter Beebe                      Vice President             None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship           Vice President             None
17011 Woodbank
Spring, TX  77379

Kevin Brosmith                   Senior Vice President      None.
856 West Fullerton
Chicago, IL  60614

Susan Burton(2)                  Vice President             None

Robert Coli                      Vice President             None
12 White Tail Lane
Bedminster, NJ 07921

William Coughlin                 Vice President             None
1730 N. Clark Street
#3203
Chicago, IL 60614


Jeff Damia(2)                    Vice President             None

Stephen Demetrovits(2)           Vice President             None


Christopher DeSimone             Vice President             None
5105 Aldrich Avenue South
Minneapolis, MN 55419


Michael Dickson                  Vice President             None
21 Trinity Avenue
Glastonburg, CT 06033


Joseph DiMauro                   Vice President             None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236


Steven Dombrowser                Vice President             None
Andrew John Donohue(2)           Executive Vice             Vice President and
                                 President and Director     Secretary



G. Patrick Dougherty (2)         Vice President             None


Cliff Dunteman                   Vice President             None
940 Wedgewood Drive
Crystal Lake, IL 60014


Wendy H. Ehrlich                 Vice President             None
4 Craig Street
Jericho, NY 11753

Kent Elwell                      Vice President             None
35 Crown Terrace
Yardley, PA  19067


George Fahey                     Vice President             None
9 Townview Ct.
Flemington, NJ 08822


Eric Fallon                      Vice President             None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)             Vice President and         None
                                 Corporate Secretary

Mark Ferro                       Vice President             None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)            Vice President             None


Brian Flahive                    Assistant Vice President   None


John ("J") Fortuna(2)            Vice President             None

Ronald R. Foster                 Senior Vice President      None
11339 Avant Lane
Cincinnati, OH 45249

Victoria Friece(1)               Assistant Vice President   None


Luiggino Galleto                 Vice President             None
10302 Riesling Court

Charlotte, NC 28277


Michelle Gans                    Vice President             None
18771 The Pines

Eden Prairie, MN 55347

L. Daniel Garrity                Vice President             None
27 Covington Road

Avondale Estates, GA 30002

Lucio Giliberti                  Vice President             None
6 Cyndi Court
Flemington, NJ 08822


Ralph Grant(2)                   Senior Vice President/     None
                                 National Sales Manager

Michael Guman                    Vice President             None
3913 Pleasent Avenue
Allentown, PA 18103


Webb Heidinger                   Vice President             None
90 Gates Street

Portsmouth, NH 03801

Phillip Hemery                   Vice President             None
184 Park Avenue
Rochester, NY 14607


Brian Husch(2)                   Vice President             None


Edward Hrybenko (2)              Vice President             None

Richard L. Hymes(2)              Assistant Vice President   None

Byron Ingram(1)                  Assistant Vice President   None

Kathleen T. Ives(1)              Vice President             None


Eric K. Johnson                  Vice President             None
28 Oxford Avenue
Mill Valley, CA 94941


Mark D. Johnson                  Vice President             None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                     Vice President             None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062


John Kavanaugh                   Vice President             None
2 Cervantes Blvd., Apt. #301
San Francisco, CA 94123

Brian G. ly                      Vice President             None
60 Larkspur Road

Fairfield, CT  06430

Michael Keogh(2)                 Vice President             None


Lisa Klassen(1)                  Assistant Vice President   None


Richard Klein                    Senior Vice President      None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Brent Krantz                     Vice President             None
2609 SW 149th Place
Seattle, WA 98166

Oren Lane                        Vice President             None
5286 Timber Bend Drive
Brighton, MI  48116


Dawn Lind                        Vice President             None
21 Meadow Lane
Rockville Centre, NY 11570


James Loehle                     Vice President             None
30 Wesley Hill Lane
Warwick, NY 10990

John Lynch (2)                   Vice President             None


Michael Magee(2)                 Vice President             None


Steve Manns                      Vice President             None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion                      Vice President             None
3 St. Marks Place
Cold Spring Harbor, NY 11724

LuAnn Mascia(2)                  Assistant Vice President   None

Theresa-Marie Maynier            Vice President             None
2421 Charlotte Drive
Charlotte, NC  28203
Anthony Mazzariello              Vice President             None
704 Beaver Road
Leetsdale, PA 15056

John McDonough                   Vice President             None
3812 Leland Street
Chevy Chase, MD  20815

Kent McGowan                     Vice President             None
18424 12th Avenue West
Lynnwood, WA 98037

Laura Mulhall(2)                 Senior Vice President      None

Charles Murray                   Vice President             None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                     Vice President             None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marie Nakamura            Vice President             None
4111 Colony Plaza

Newport Beach, CA 92660

John Nesnay                      Vice President             None
9511 S. Hackberry Street

Highlands Ranch, CO 80126

Kevin Neznek(2)                  Vice President             None

Chad V. Noel                     Vice President             None
                              2408 Eagleridge Drive
Henderson, NV  89014


Raymond Olson(1)                 Assistant Vice President   None
                                   & Treasurer

Alan Panzer                      Assistant Vice President   None
925 Canterbury Road, Apt. #848
Atlanta, GA 30324


Kevin Parchinski                 Vice President             None
8409 West 116th Terrace
Overland Park, KS 66210



Gayle Pereira                    Vice President             None
2707 Via Arboleda
San Clemente, CA 92672


Brian Perkes                     Vice President             None
8734 Shady Shore Drive
Frisco, TX 75034


Charles K. Pettit                Vice President             None
22 Fall Meadow Drive
Pittsford, NY  14534


Bill Presutti(2)                 Vice President             None


Steve Puckett                    Vice President             None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)                  Senior Vice President      None

Minnie Ra                        Vice President             None

                            100 Dolores Street, #203

Carmel, CA 93923


Dustin Raring                    Vice President             None
184 South Ulster

Denver, CO 80220

Michael Raso                     Vice President             None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

Douglas Rentschler               Vice President             None
677 Middlesex Road
Grosse Pointe Park, MI 48230


Michelle Simone - Ricter(2)      Assistant Vice President   None


Ruxandra Risko(2)                Vice President             None


David Robertson(2)               Senior Vice President,     None

                                 Director of Variable
                                    Accounts


Kenneth Rosenson                 Vice President             None
26966 W. Malibu
Cove Colony Drive

Malibu, CA 90265
James Ruff(2)                    President & Director       None

William Rylander (2)             Vice President             None


Alfredo Scalzo                   Vice President             None
9616 Lale Chase Island Way
Tampa, FL  33626


Michael Sciortino                Vice President             None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                       Vice President             None
862 McNeill Circle
Woodland, CA  95695

Kristen Sims (2)                 Vice President             None


Douglas Smith                    Vice President             None
808 South 194th Street
Seattle,WA 98148


David Sturgis                    Vice President             None
81 Surrey Lane
Boxford, MA 01921

Brian Summe                      Vice President             None
239 N. Colony Drive
Edgewood, KY 41017


Michael Sussman(2)               Vice President             None


Andrew Sweeny                    Vice President             None
5967 Bayberry Drive
Cincinnati, OH 45242

George Sweeney                   Senior Vice President      None
5 Smokehouse Lane
Hummelstown, PA  17036

Scott McGregor Tatum             Vice President             None
704 Inwood
Southlake, TX  76092


Martin Telles(2)                 Senior Vice President      None





David G. Thomas                  Vice President             None
2200 North Wilson Blvd.
Suite 102-176
Arlington, VA 22201

Tanya Valency (2)                Assistant Vice President   None

Mark Vandehey(1)                 Vice President             None

Brian Villec (2)                 Vice President             None

Andrea Walsh(1)                  Vice President             None

Suzanne Walters(1)               Assistant Vice President   None

Michael Weigner                  Vice President             None
5722 Harborside Drive
Tampa, FL 33615

Donn Weise                       Vice President             None
3249 Earlmar Drive
Los Angeles, CA  90064

Marjorie Williams                Vice President             None
6930 East Ranch Road
Cave Creek, AZ  85331


Cary Wozniak                     Vice President             None
18808 Bravata Court
San Diego, CA 92128


Gregor Yuska(2)                  Vice President             None

(1)6803 South Tucson Way, Englewood, CO 80112
(2)Two World Trade Center, New York, NY 10048
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 21st day of November, 2000.


                                            OPPENHEIMER CASH RESERVES


                                            By:  /s/ James C. Swain*
                                            ------------------------------
                                                James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

/s/ James C. Swain*           Chairman of the Board

-----------------------       of Trustees and Principal     November 21, 2000
James C. Swain                Executive Officer


/s/ Bridget A. Macaskill*     President

-----------------------       and Trustee                   November 21, 2000
Bridget A. Macaskill

/s/ Brian W. Wixted*          Treasurer and Principal       November 21, 2000
-----------------------       Financial and Accounting
Brian W. Wixted               Officer

/s/ Robert G. Avis*           Trustee                       November 21, 2000

-----------------------
Robert G. Avis


/s/ George Bowen*             Trustee                       November 21, 2000

-----------------------
George Bowen


/s/ Jon S. Fossel*            Trustee                       November 21, 2000

-----------------------
Jon S. Fossel


/s/ Sam Freedman*             Trustee                       November 21, 2000

-----------------------
Sam Freedman


/s/ Raymond J. Kalinowski*    Trustee                       November 21, 2000

-----------------------
Raymond J. Kalinowski



/s/ C. Howard Kast*           Trustee                       November 21, 2000

-----------------------
C. Howard Kast


/s/ Robert M. Kirchner*       Trustee                       November 21, 2000

-----------------------
Robert M. Kirchner

*By: /s/ Robert G. Zack
-----------------------
Robert G. Zack, Attorney-in-Fact

                            OPPENHEIMER CASH RESERVES

                       Registration Statement No. 33-23223


                                  EXHIBIT INDEX

Exhibit No.             Description


23(a)(ii)               Amendment  No.1 to the Amended and Restated  Agreement
                        and Declaration of Trust

23(b)                   By-Laws as amended through October 24, 2000

23(i)(ii)               Opinion and Consent of Counsel for Class N Shares

23(j)                   Independent Auditors' Consent

23(m)(iv)               Distribution  and Service Plan and Agreement for Class
                        N shares dated October 24, 2000














760_PartC_B(Nov00).doc